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                                                    iSHARES(Reg. TM) MSCI SERIES
                     Prospectus - January 1, 2008 (as revised February 25, 2008)

iShares MSCI Belgium Index Fund
iShares MSCI EMU Index Fund
iShares MSCI France Index Fund
iShares MSCI Germany Index Fund
iShares MSCI Italy Index Fund
iShares MSCI Spain Index Fund
iShares MSCI Sweden Index Fund
iShares MSCI Switzerland Index Fund
iShares MSCI United Kingdom Index Fund



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The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

iShares(Reg. TM)
iShares, Inc. (the "Company") is a registered investment company that consists of more than 27 separate investment portfolios called funds. This Prospectus relates to the following funds (each, a "Fund" and collectively, the "Funds"):

     iShares MSCI Belgium Index Fund
     iShares MSCI EMU Index Fund
     iShares MSCI France Index Fund
     iShares MSCI Germany Index Fund
     iShares MSCI Italy Index Fund
     iShares MSCI Spain Index Fund
     iShares MSCI Sweden Index Fund
     iShares MSCI Switzerland Index Fund
     iShares MSCI United Kingdom Index Fund


Each Fund issues and redeems shares at their net asset value ("NAV") only in blocks of 40,000 to 300,000 shares, depending on the Fund, or multiples thereof ("Creation Units"). Only certain large institutional investors known as "Authorized Participants" may purchase or redeem Creation Units directly with a Fund at NAV. These transactions are usually in exchange for a basket of securities similar to a Fund's portfolio and an amount of cash. EXCEPT WHEN AGGREGATED IN CREATION UNITS, SHARES OF EACH FUND ARE NOT REDEEMABLE SECURITIES. SHAREHOLDERS WHO ARE NOT AUTHORIZED PARTICIPANTS MAY NOT REDEEM SHARES DIRECTLY FROM A FUND AT NAV.


iShares(Reg. TM) is a registered trademark of Barclays Global Investors, N.A. ("BGI").


                        PROSPECTUS DATED JANUARY 1, 2008
                         (AS REVISED FEBRUARY 25, 2008)

Table of Contents

  Introduction ....................   1
  Investment Objectives of the        1
  Funds
  Principal Investment                1
  Strategies of the Funds
  Principal Risks of the Funds ....   4
  Portfolio Holdings Information      9
  Descriptions of the Funds .......  10
  iShares MSCI Belgium Index         10
  Fund
  iShares MSCI EMU Index Fund .....  11
  iShares MSCI France Index Fund     12
  iShares MSCI Germany Index         14
  Fund
  iShares MSCI Italy Index Fund ...  15
  iShares MSCI Spain Index Fund ...  16
  iShares MSCI Sweden Index Fund     17
  iShares MSCI Switzerland Index     18
  Fund
  iShares MSCI United Kingdom        19
  Index Fund
  Performance Information .........  20
  Fees and Expenses ...............  26
  Management ......................  26
  Shareholder Information .........  28
  Distribution ....................  34
  Financial Highlights ............  35
  Index Provider ..................  40
  Disclaimers .....................  41
  Supplemental Information ........  43
--------------------------------------------------------------------------------

"MSCI Belgium Index /SM/", "MSCI Belgium Investable Market Index/SM/", "MSCI EMU Index/SM/", "MSCI France Index/SM/", "MSCI Germany Index/SM/", "MSCI Italy Index/SM/", "MSCI Spain Index/SM/", "MSCI Sweden Index/SM/", "MSCI Switzerland Index/SM/" and "MSCI United Kingdom Index/SM/" are servicemarks of MSCI Inc. that have been licensed for use for certain purposes by BGI.

Introduction
This Prospectus contains important information about investing in the Funds. Please read this Prospectus carefully before you make any investment decisions. Additional information regarding the Funds is available at www.iShares.com.


Barclays Global Fund Advisors ("BGFA") is the investment adviser to the Funds. Shares of each Fund are listed and trade at market prices on NYSE Arca, Inc. ("NYSE Arca"). The market price for a share of a Fund may be different from the Fund's most recent NAV per share. Each Fund has its own CUSIP number and exchange trading symbol.


Each Fund is an exchange traded fund (commonly referred to as an "ETF"). ETFs are funds that trade like other publicly traded securities and are designed to track an index. Similar to shares of an index mutual fund, each share of a Fund represents a partial ownership in an underlying portfolio of securities intended to track a market index. Unlike shares of a mutual fund, which can be bought and redeemed from the issuing fund by all shareholders at a price based on NAV, only Authorized Participants may purchase or redeem shares directly from the Funds at NAV. Also unlike shares of a mutual fund, shares of each Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.


Each Fund invests in a particular segment of the securities markets and seeks to track the performance of a securities index that generally is not representative of the market as a whole. The Funds are designed to be used as part of broader asset allocation strategies. Accordingly, an investment in a Fund should not constitute a complete investment program.


An investment in a Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, BGFA or any of its affiliates.



Investment Objectives of the Funds
Each Fund is an "index fund" that seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of a particular index (its "Underlying Index"). The investment objective and Underlying Index of each of the iShares MSCI EMU Index Fund, iShares MSCI France Index Fund, iShares MSCI Germany Index Fund, iShares MSCI Spain Index Fund, iShares MSCI Switzerland Index Fund and iShares MSCI United Kingdom Index Fund may not be changed without shareholder approval. The Underlying Index of the iShares MSCI Belgium Index Fund, iShares MSCI Italy Index Fund and iShares MSCI Sweden Index Fund may be changed without shareholder approval.


Each of the Underlying Indexes is sponsored by an organization (an "Index Provider") that is independent of the Funds and BGFA. The Index Provider determines the relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. Each Fund's Index Provider is MSCI Inc. ("MSCI").


Additional information regarding the Index Provider is provided in the INDEX PROVIDER section of this Prospectus.



Principal Investment Strategies of the Funds
The principal investment strategies common to each of the Funds are described below. Additional information regarding each Fund's principal investment strategies is provided in the DESCRIPTIONS OF THE FUNDS section of this Prospectus.


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                                                                             1

BGFA uses a "passive" or indexing approach to try to achieve each Fund's investment objective. Unlike many investment companies, the Funds do not try to "beat" the indexes they track and do not seek temporary defensive positions when markets decline or appear overvalued.


Indexing eliminates the chance that a Fund may substantially outperform its Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.


Each of the iShares MSCI EMU Index Fund, iShares MSCI France Index Fund, iShares MSCI Germany Index Fund and iShares MSCI United Kingdom Index Fund generally will invest at least 95% of its assets in the securities of its Underlying Index and in American Depositary Receipts ("ADRs") based on the securities in its Underlying Index. Each Fund, except those listed below, will at all times invest at least 90% of its assets in the securities of its Underlying Index and ADRs. In order to provide a Fund additional flexibility to comply with the requirements of the U.S. Internal Revenue Code of 1986, as amended, (the "IRC") and other regulatory requirements and to manage future corporate actions and index changes in the smaller markets, each of the iShares MSCI Belgium Index Fund, iShares MSCI Italy Index Fund, iShares MSCI Spain Index Fund, iShares MSCI Sweden Index Fund and iShares MSCI Switzerland Index Fund will at all times invest at least 80% of its assets in the securities of its Underlying Index and ADRs based on securities of its Underlying Index, and at least 90% of its assets in the securities of its Underlying Index or in securities included in the relevant market, but not in its Underlying Index, or in ADRs based on the securities in its Underlying Index. Each Fund also may invest its other assets in futures contracts, options on futures contracts, other types of options, and swaps related to its Underlying Index, as well as cash and cash equivalents, including shares of money market funds affiliated with BGFA or its affiliates.


BGFA uses a representative sampling indexing strategy to manage the Funds as described below.



Representative Sampling
"Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the relevant Underlying Index. A Fund may or may not hold all of the securities that are included in the relevant Underlying Index.


Correlation
An index is a theoretical financial calculation while a Fund is an actual investment portfolio. The performance of a Fund and its Underlying Index may vary somewhat due to transaction costs, foreign currency valuations, asset valuations, corporate actions (such as mergers and spin-offs), timing variances and differences between a Fund's portfolio and the Underlying Index resulting from legal restrictions (such as diversification requirements that apply to the Funds but not to the Underlying Indexes) or representative sampling.


BGFA expects that, over time, the correlation between a Fund's performance and that of its Underlying Index, before fees and expenses, will be 95% or better. A correlation percentage of 100% would indicate perfect correlation. The difference between 100% correlation and a Fund's actual correlation with its Underlying Index is called "tracking error." Each Fund's use of a representative sampling indexing strategy can be expected to result in greater tracking error than if the Funds used a replication indexing strategy. "Replication" is an indexing strategy in which a fund invests in substantially all of the securities in its underlying index in approximately the same proportions as in the underlying index.


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     2
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


Industry Concentration Policy

A Fund will concentrate its investments (I.E., hold 25% or more of its total assets) in a particular industry or group of industries only to approximately the same extent that its Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

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                                                                             3

Principal Risks of the Funds
Each Fund may be subject to the principal risks noted below, as well as those specifically identified in the DESCRIPTIONS OF THE FUNDS section of this Prospectus. Some or all of these risks may adversely affect a Fund's NAV, trading price, yield, total return and its ability to meet its investment objective. Below is a table that identifies the risks described in this section that are applicable to a particular Fund:



                                                                                                                    LEGAL
                                  ASSET                                        EUROPEAN     FOREIGN              ENFORCEMENT
                                  CLASS   CONCENTRATION   CURRENCY   CUSTODY   ECONOMIC   SECURITIES   ISSUER   OF SHAREHOLDER
FUND                               RISK        RISK         RISK       RISK      RISK        RISK       RISK     RIGHTS RISK
iShares MSCI Belgium Index Fund     o           o             o         o          o           o          o           o
iShares MSCI EMU Index Fund         o           o             o         o          o           o          o           o
iShares MSCI France Index Fund      o           o             o         o          o           o          o           o
iShares MSCI Germany Index Fund     o           o             o         o          o           o          o           o
iShares MSCI Italy Index Fund       o           o             o         o          o           o          o           o
iShares MSCI Spain Index Fund       o           o             o         o          o           o          o           o
iShares MSCI Sweden Index Fund      o           o             o         o          o           o          o           o
iShares MSCI Switzerland Index      o           o             o         o          o           o          o           o
  Fund
iShares MSCI United Kingdom         o           o             o         o          o           o          o           o
  Index Fund


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     4
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




                        MARKET                           PASSIVE
 MANAGEMENT   MARKET   TRADING   NON-DIVERSIFICATION   INVESTMENTS
    RISK       RISK     RISKS            RISK              RISK
       o         o        o               o                 o
       o         o        o               o                 o
       o         o        o               o                 o
       o         o        o               o                 o
       o         o        o               o                 o
       o         o        o               o                 o
       o         o        o               o                 o
       o         o        o               o                 o
       o         o        o               o                 o



              SECONDARY
                MARKET               TRACKING                         ADDITIONAL
 MANAGEMENT    TRADING    SECURITY     ERROR    TRADING   VALUATION   PRINCIPAL
    RISK         RISK       RISK       RISK       RISK       RISK       RISKS*
       o          o           o          o         o          o           o
       o          o           o          o         o          o           o
       o          o           o          o         o          o           o
       o          o           o          o         o          o           o
       o          o           o          o         o          o           o
       o          o           o          o         o          o           o
       o          o           o          o         o          o           o
       o          o           o          o         o          o           o
       o          o           o          o         o          o           o

  * Funds identified in this column are subject to additional principal risks that are described in the DESCRIPTIONS OF THE FUNDS section applicable to that Fund.



Asset Class Risk
The securities in an Underlying Index or a Fund's portfolio may underperform the returns of other securities or indexes that track other industries, groups of industries, markets, asset classes or sectors. Various types of securities or indexes tend to experience cycles of outperformance and underperformance in comparison to the general securities markets.


Concentration Risk
To the extent that its Underlying Index or portfolio is concentrated in the securities of companies in a particular market, industry, group of industries, sector or asset class, such Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class. An investment in such Fund should not constitute a complete investment program.


Currency Risk
Because each Fund's NAV is determined on the basis of the U.S. dollar, you may lose money if you invest in a Fund if the currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund's holdings in that market increases.


Custody Risk
Custody risk refers to the risks in the process of clearing and settling trades and to the holding of securities by local banks, agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standards of care of the local markets. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of custody problems.


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                                                                             5

European Economic Risk
Most developed countries in Europe are members of the European Union ("EU") and the Economic and Monetary Union of the EU (the "EMU"). The EMU requires compliance with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls, each of which may significantly affect every country in Europe. Decreasing imports or exports, changes in governmental regulations on trade, changes in the exchange rate of the euro and recessions among EU members may have a significant adverse effect on the economies of other EU members and some or all of the DEEJ economies.


Foreign Securities Risks
Investments in the securities of non-U.S. issuers are subject to all the risks of investing in the market of such issuers, including market fluctuations caused by factors such as economic and political developments, changes in interest rates and abrupt changes in stock prices. As a result of investing in foreign securities, the Fund may be subject to the risks listed below. These risks may decrease the value of your investment:

[]  Less liquid and less efficient securities markets;

[]  Greater securities price volatility;

[]  Exchange rate fluctuations and exchange controls;

[]  Less publicly available information about issuers;

[]  Imposition of withholding or other taxes;

[] Imposition of restrictions on the expatriation of funds or other assets of the Fund;

[] Higher transaction and custody costs and delays in attendant settlement procedures;

[]  Difficulties in enforcing contractual obligations;

[]  Lower levels of regulation of the securities markets;

[]  Different accounting, disclosure and reporting requirements;

[]  Substantial government involvement in the economy;

[]  Higher rates of inflation; and

[] Greater social, economic and political uncertainty, the risk of nationalization or expropriation of assets and risk of war.


Issuer Risk
The performance of the Funds depends on the performance of individual companies in which the Funds invest. Any issuer may perform poorly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, changes in technology, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or on their own discretion, decide to reduce or eliminate dividends which would also cause their stock prices to decline.


Legal Enforcement of Shareholder Rights Risk
Legal principles relating to corporate affairs and the validity of corporate procedures, directors' fiduciary duties and liabilities and stockholders' rights in markets in which a Fund invests may not be as extensive as those that apply in the U.S. A Fund may therefore have more difficulty asserting its rights as a stockholder of a non-U.S. company in which it invests than it would as a stockholder of a comparable U.S. company.


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     6
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


Management Risk
Each Fund may be subject to management risk because each Fund does not fully replicate its Underlying Index and may hold securities that are not included in its Underlying Index. Management risk is the risk that BGFA's investment strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.


Market Risk
Each Fund's NAV will react to securities market movements. You could lose money over short periods due to fluctuation in the Fund's NAV in response to short-term market movements and over longer periods during market downturns. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to a company or to factors that affect a particular industry or industries. During a general economic downturn in the securities markets, multiple asset classes may be negatively affected.


Market Trading Risks
ABSENCE OF ACTIVE MARKET

      Although shares of the Funds are listed for trading on a national securities exchange, there can be no assurance that an active trading market for such shares will develop or be maintained.

LACK OF MARKET LIQUIDITY

      Secondary market trading in Fund shares may be halted by a national securities exchange because of market conditions or for other reasons. In addition, trading in Fund shares is subject to trading halts caused by extraordinary market volatility pursuant to "circuit breaker" rules. There can be no assurance that the requirements necessary to maintain the listing of the shares of any Fund will continue to be met or will remain unchanged.

SHARES OF EACH FUND MAY TRADE AT PRICES OTHER THAN NAV

      Shares of each Fund trade on exchanges at prices at, above or below their most recent NAV. The per share NAV of each Fund is calculated at the end of each business day and fluctuates with changes in the market value of such Fund's holdings since the most recent calculation. The trading prices of a Fund's shares fluctuate continuously throughout trading hours based on market supply and demand rather than NAV. The trading prices of a Fund's shares may deviate significantly from NAV during periods of market volatility. ANY OF THESE FACTORS MAY LEAD TO A FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV. However, because shares can be created and redeemed in Creation Units at NAV (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAVs), BGFA believes that large discounts or premiums to the NAV of a Fund are not likely to be sustained over the long-term. While the creation/redemption feature is designed to make it likely that a Fund's shares normally will trade on exchanges at prices close to the Fund's next calculated NAV, exchange prices are not expected to correlate exactly with a Fund's NAV due to timing reasons as well as market supply and demand factors. In addition, disruptions to creations and redemptions or the existence of extreme market volatility may result in trading prices that differ significantly from NAV. If a shareholder purchases at a time when the market price is at a premium to the NAV or sells at a time when the market price is at a discount to the NAV, then the shareholder may sustain losses.

COSTS OF BUYING OR SELLING FUND SHARES

      Buying or selling Fund shares involves two types of costs that apply to all securities transactions. When buying or selling shares of a Fund through a broker, you will incur a brokerage commission or other charges imposed by brokers as determined by that broker. In addition, you will also incur


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                                                                             7
      the cost of the "spread" - that is, the difference between what professional investors are willing to pay for Fund shares (the "bid" price) and the price at which they are willing to sell Fund shares (the "ask" price). Because of the costs inherent in buying or selling Fund shares, frequent trading may detract significantly from investment results and an investment in Fund shares may not be advisable for investors who anticipate regularly making small investments.


Non-Diversification Risk

Certain Funds are classified as "non-diversified." A non-diversified fund generally may invest a larger percentage of its assets in the securities of a smaller number of issuers. As a result, a Fund may be more susceptible to risks associated with these companies or to a single economic, political or regulatory occurrence affecting these companies.


Passive Investment Risk
The Funds are not actively managed and may be affected by a general decline in stock market segments relating to its Underlying Index. Each Fund invests in securities included in, or representative of, its Underlying Index regardless of their investment merits. BGFA does not attempt to take defensive positions in declining markets.


Secondary Market Trading Risk
Shares of a Fund may trade in the secondary market on days when the Funds do not accept orders to purchase or redeem shares. On such days, shares may trade in the secondary market with more significant premiums or discounts than might be experienced on days when the Funds accept purchase and redemption orders.


Security Risk

Some geographic areas in which a Fund invests have experienced acts of terrorism or have strained international relations due to territorial disputes, historical animosities or other defense concerns. These situations may cause uncertainty in the markets of these geographic areas and may affect the performance of their economies.


Tracking Error Risk
Imperfect correlation between a Fund's securities and those in its Underlying Index, rounding of prices, changes to the Underlying Index and regulatory requirements may cause a Fund's performance to diverge from the performance of its Underlying Index. This is called "tracking error." Tracking error also may result because a Fund incurs fees and expenses while its Underlying Index does not incur such expenses.


Trading Risk
While the creation/redemption feature of the Funds is designed to make it likely that shares of the Funds will trade close to their NAV, disruptions to creations and redemptions may result in trading prices that differ significantly from NAV.


Valuation Risk
Because foreign exchanges may be open on days when a Fund does not price its shares, the value of the securities in a Fund's portfolio may change on days when shareholders will not be able to purchase or sell a Fund's shares.


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     8
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


Portfolio Holdings Information
A description of the Company's policies and procedures with respect to the disclosure of the Funds' portfolio securities is available in the Funds' combined Statement of Additional Information ("SAI"). The top holdings of each Fund can be found at www.iShares.com. Fund fact sheets provide information regarding each Fund's top holdings and may be requested by calling 1-800-iShares (1-800-474-2737).


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                                                                             9

Descriptions of the Funds

iShares MSCI Belgium Index Fund
CUSIP: 464286301
TRADING SYMBOL: EWK
UNDERLYING INDEX: MSCI Belgium Investable Market Index
------------------------------------------------------



Investment Objective
The iShares MSCI Belgium Index Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Belgian market, as measured by the MSCI Belgium Investable Market Index/1/ (the "Underlying Index").


Principal Investment Strategy
The Underlying Index consists of stocks traded primarily on the Brussels Stock Exchange. As of September 30, 2007, the Underlying Index's three largest industries were diversified financials, banks and food, beverage and tobacco.


Principal Risks
The Fund is subject to the risks identified as applicable to the Fund in the PRINCIPAL RISKS OF THE FUNDS section of this Prospectus. In addition, the Fund is subject to the risks listed below:


RELIANCE ON EXPORTS RISK. The Belgian economy is dependent on the economies of Europe as they are key trading partners. Reduction in spending by any of these economies on Belgian products and services or negative changes in any of these economies may cause an adverse impact in the Belgian economy.


EUROPEAN ECONOMIC RISK. Most developed countries in Western Europe are members of the EU and many are also members of the EMU. The EMU requires compliance with restrictions on inflation rates, deficits, interest rates debt levels, and fiscal and monetary controls, each of which may significantly affect every country in Europe. Eastern European markets remain relatively undeveloped and can be particularly sensitive to political and economic developments. Most European nations are reliant on trade with each other. Decreasing exports, changes in governmental regulations on trade, changes in the exchange rate of the euro or recessions among EMU members may have a significant adverse effect on economic markets throughout the European region.


RISK OF UNCERTAINTY OF EUROPEAN UNION. In May and June 2005, voters in France and the Netherlands, respectively, rejected ratification of the European Constitution causing some other countries to postpone moves toward ratification. These or other events, including political and economic developments could cause market disruptions and could adversely affect the value of securities held by the Fund.


LACK OF NATURAL RESOURCES RISK. Except for its coal, which is no longer economical to exploit, Belgium has virtually no natural resources. Belgium is reliant on imports for its commodity needs. Any fluctuations or shortages in the commodity markets would have an adverse impact on the Belgian economy.
--------
  1 Effective December 1, 2007, the Board of Directors changed the Underlying
    Index of iShares MSCI Belgium Index Fund to the MSCI Belgium Investable Market Index following MSCI's combination of its standard and small cap indexes to form new investable market indexes.

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     10
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


iShares MSCI EMU Index Fund
CUSIP: 464286608
TRADING SYMBOL: EZU
UNDERLYING INDEX: MSCI EMU Index
--------------------------------


Investment Objective
The iShares MSCI EMU Index Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the EMU markets, as measured by the MSCI EMU Index (the "Underlying Index").


Principal Investment Strategy
The Underlying Index consists of stocks from the following 11 countries:
Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands, Portugal and Spain. As of September 30, 2007, the Underlying Index's three largest industries were banks, utilities and materials.


Principal Risks
The Fund is subject to the risks identified as applicable to the Fund in the PRINCIPAL RISKS OF THE FUNDS section of this Prospectus. In addition, the Fund is subject to the risks listed below:


RELIANCE ON EXPORTS RISK. The economies of the EMU are dependent on certain national economies of Europe, both as key trading partners and as fellow members maintaining the euro. Reduction in trading activity among EMU member states may cause on adverse impact on the EMU and each nation's individual economies. Certain established EU states are greatly invested in Eastern European countries and therefore have become reliant on these countries. Adverse events in these Eastern European countries may greatly impact the economies of Western Europe.


EUROPEAN ECONOMIC RISK. Most developed countries in Western Europe are members of the EU and many are also members of the EMU. The EMU requires compliance with restrictions on inflation rates, deficits, interest rates, debt levels, and fiscal and monetary controls, each of which may significantly affect every country in Europe. Eastern European markets remain relatively undeveloped and can be particularly sensitive to political and economic developments. Most European nations are reliant on trade with each other. Decreasing exports, changes in governmental regulations on trade, changes in the exchange rate of the euro or recessions among EMU members may have a significant adverse effect on economic markets throughout the European region.


RISK OF UNCERTAINTY OF EUROPEAN UNION. In May and June 2005, voters in France and the Netherlands, respectively, rejected ratification of the European Constitution causing some other countries to postpone moves toward ratification. Failure by other members of the EU to ratify the European Constitution could cause market disruptions and could adversely affect the value of securities held by the Fund.

--------------------------------------------------------------------------------
                                                                           11
iShares MSCI France Index Fund
CUSIP: 464286707
TRADING SYMBOL: EWQ
UNDERLYING INDEX: MSCI France Index
-----------------------------------


Investment Objective
The iShares MSCI France Index Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the French market, as measured by the MSCI France Index (the "Underlying Index").


Principal Investment Strategy
The Underlying Index consists of stocks traded primarily on the Paris Stock Exchange. As of September 30, 2007, the Underlying Index's three largest industries were energy, banks and capital goods.


Principal Risks
The Fund is subject to the risks identified as applicable to the Fund in the PRINCIPAL RISKS OF THE FUNDS section of this Prospectus. In addition, the Fund is subject to the risks listed below:


RELIANCE ON EXPORTS RISK. France is the second-largest trading nation in Western Europe (after Germany). The French economy is dependent on the economies of Europe as they are key trading partners. Reduction in spending by these economies on French products and services or negative changes in any of these economies may cause an adverse impact on the French economy.


EUROPEAN ECONOMIC RISK. Most developed countries in Western Europe are members of the EU and many are also members of the EMU. The EMU requires compliance with restrictions on inflation rates, deficits, interest rates, debt levels, and fiscal and monetary controls, each of which may significantly affect every country in Europe. Eastern European markets remain relatively undeveloped and can be particularly sensitive to political and economic developments. Most European nations are reliant on trade with each other. Decreasing exports, changes in governmental regulations on trade, changes in the exchange rate of the euro or recessions among EMU members may have a significant adverse effect on economic markets throughout the European region.


RISK OF UNCERTAINTY OF EUROPEAN UNION. In May and June 2005, voters in France and the Netherlands, respectively, rejected ratification of the European Constitution causing some other countries to postpone moves toward ratification. Failure by other members of the EU to ratify the European Constitution could cause market disruptions and could adversely affect the value of securities held by the Fund.


RELIANCE ON AGRICULTURE RISK. France is one of the world's largest agricultural producers. It accounts for about one-third of all agricultural land within the European Union. The French economy is sensitive to fluctuations in agriculture markets and susceptible to problems such as droughts, labor issues and crop failures.


STRUCTURAL RISKS. France is subject to risks of social unrest and heavy governmental influence on the French economy, any of which may adversely affect investments in France:

[] POLITICAL AND SOCIAL RISK. France has experienced periods of high unemployment and labor and social unrest. France is also subject to labor and overall countrywide strikes. These issues may affect French economic activity during these periods.

[] HEAVY GOVERNMENT CONTROL AND REGULATION. In addition, despite significant recent reform and privatization, the French government continues to control a large share of French economic activity. The government owns shares in corporations in a range of sectors including banking, energy production and distribution, automobiles, transportation and telecommunications. Government spending is sometimes

--------------------------------------------------------------------------------
     12
[GRAPHIC APPEARS HERE]
  over 50% percent of gross domestic product and is among the highest of the major industrialized nations. Heavy regulation of labor and product markets is pervasive and may stifle French economic growth or cause prolonged periods of recession.

--------------------------------------------------------------------------------
                                                                           13
iShares MSCI Germany Index Fund
CUSIP: 464286806
TRADING SYMBOL: EWG
UNDERLYING INDEX: MSCI Germany Index
------------------------------------


Investment Objective
The iShares MSCI Germany Index Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the German market, as measured by the MSCI Germany Index (the "Underlying Index").


Principal Investment Strategy
The Underlying Index consists of stocks traded primarily on the Frankfurt Stock Exchange. As of September 30, 2007, the Underlying Index's three largest industries were automobiles and automobile components, utilities and materials.



Principal Risks
The Fund is subject to the risks identified as applicable to the Fund in the PRINCIPAL RISKS OF THE FUNDS section of this Prospectus. In addition, the Fund is subject to the risks listed below:


RELIANCE ON EXPORTS RISK. Exports account for more than one-third of national output and are a key element in German macroeconomic expansion. The German economy is dependent on the economies of Europe as they are key trading partners. Reduction in spending by these economies on German products and services or changes in any of these economies may cause an impact on the German economy.


EUROPEAN ECONOMIC RISK. Most developed countries in Western Europe are members of the EU and many are also members of the EMU. The EMU requires compliance with restrictions on inflation rates, deficits, interest rates, debt levels, and fiscal and monetary controls, each of which may significantly affect every country in Europe. Eastern European markets remain relatively undeveloped and can be particularly sensitive to political and economic developments. Most European nations are reliant on trade with each other. Decreasing exports, changes in governmental regulations on trade, changes in the exchange rate of the euro or recessions among EMU members may have a significant adverse effect on economic markets throughout the European region.


RISK OF UNCERTAINTY OF EUROPEAN UNION. In May and June 2005, voters in France and the Netherlands, respectively, rejected ratification of the European Constitution causing some other countries to postpone moves toward ratification. Failure by other members of the EU to ratify the European Constitution could cause market disruptions and could adversely affect the value of securities held by the Fund.


STRUCTURAL RISKS. Germany is subject to risks of social unrest and heavy governmental control, any of which may adversely affect investments in Germany:


[] POLITICAL AND SOCIAL RISK. Certain sectors and regions of Germany have experienced high unemployment and labor and social unrest. These issues may cause downturns in the German markets.

[] HEAVY GOVERNMENT CONTROL AND REGULATION. Heavy regulation of labor and product markets is pervasive. These regulations may at times stifle German economic growth or cause prolonged periods of recession.

--------------------------------------------------------------------------------
     14
[GRAPHIC APPEARS HERE]
iShares MSCI Italy Index Fund
CUSIP: 464286855
TRADING SYMBOL: EWI
UNDERLYING INDEX: MSCI Italy Index
----------------------------------


Investment Objective
The iShares MSCI Italy Index Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Italian market, as measured by the MSCI Italy Index (the "Underlying Index").


Principal Investment Strategy
The Underlying Index consists of stocks traded primarily on the Milan Stock Exchange. As of September 30, 2007, the Underlying Index's three largest industries were banks, energy and utilities.


Principal Risks
The Fund is subject to the risks identified as applicable to the Fund in the PRINCIPAL RISKS OF THE FUNDS section of this Prospectus. In addition, the Fund is subject to the risks listed below:


RELIANCE ON EXPORTS RISK. The Italian economy is dependent on the economies of Europe as they are key trading partners. Reduction in spending by these economies on Italian products and services or negative changes in any of these economies may cause an adverse impact on the Italian economy.


EUROPEAN ECONOMIC RISK. Most developed countries in Western Europe are members of the EU and many are also members of the EMU. The EMU requires compliance with restrictions on inflation rates, deficits, interest rates, debt levels, and fiscal and monetary controls, each of which may significantly affect every country in Europe. Eastern European markets remain relatively undeveloped and can be particularly sensitive to political and economic developments. Most European nations are reliant on trade with each other. Decreasing exports, changes in governmental regulations on trade, changes in the exchange rate of the euro or recessions among EMU members may have a significant adverse effect on economic markets throughout the European region.


RISK OF UNCERTAINTY OF EUROPEAN UNION. In May and June 2005, voters in France and the Netherlands, respectively, rejected ratification of the European Constitution causing some other countries to postpone moves toward ratification. Failure by other members of the EU to ratify the European Constitution could cause market disruptions and could adversely affect the value of securities held by the Fund.


STRUCTURAL RISKS. Italy is subject to risks problems of inadequate infrastructure, corruption, excessive governmental spending and frequent government turnover, any of which may adversely affect investments in Italy:

[] POLITICAL AND SOCIAL RISK. A significant portion of Italy's workforce is unionized and certain regions and sectors of Italy have experienced periods of high unemployment and labor and social unrest. Italy is also subject to labor and overall countrywide strikes. These issues may affect Italian economic activity. Italy's strong presence in the lower-end industrial product sectors has eroded through competition with other countries (notably China) due to its higher labor costs.

[] GOVERNMENT SPENDING AND ECONOMIC DEBT. The government has experienced significant budget deficits and a high amount of public debt causing credit rating agencies to lower Italy's sovereign debt rating at times. Italy has been warned by the EMU to reduce its public spending and debt. This high amount of debt and public spending may stifle Italian economic growth or cause prolonged periods of recession.

--------------------------------------------------------------------------------
                                                                           15
iShares MSCI Spain Index Fund
CUSIP: 464286764
TRADING SYMBOL: EWP
UNDERLYING INDEX: MSCI Spain Index
----------------------------------


Investment Objective
The iShares MSCI Spain Index Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Spanish market, as measured by the MSCI Spain Index (the "Underlying Index").


Principal Investment Strategy
The Underlying Index consists of stocks traded primarily on the Madrid Stock Exchange. As of September 30, 2007, the Underlying Index's three largest industries were banks, telecommunication services and utilities.


Principal Risks
The Fund is subject to the risks identified as applicable to the Fund in the PRINCIPAL RISKS OF THE FUNDS section of this Prospectus. In addition, the Fund is subject to the risks listed below:


RELIANCE ON EXPORTS RISK. The Spanish economy is dependent on the economies of Europe as they are key trading partners. Reduction in spending by these economies on Spanish products and services or negative changes in any of these economies may cause an adverse impact on the Spanish economy.


EUROPEAN ECONOMIC RISK. Most developed countries in Western Europe are members of the EU and many are also members of the EMU. The EMU requires compliance with restrictions on inflation rates, deficits, interest rates, debt levels, and fiscal and monetary controls, each of which may significantly affect every country in Europe. Eastern European markets remain relatively undeveloped and can be particularly sensitive to political and economic developments. Most European nations are reliant on trade with each other. Decreasing exports, changes in governmental regulations on trade, changes in the exchange rate of the euro or recessions among EMU members may have a significant adverse effect on economic markets throughout the European region.


RISK OF UNCERTAINTY OF EUROPEAN UNION. In May and June 2005, voters in France and the Netherlands, respectively, rejected ratification of the European Constitution causing some other countries to postpone moves toward ratification. Failure by other members of the EU to ratify the European Constitution, including political and economic developments could cause market disruptions and could adversely affect the value of securities held by the Fund.


STRUCTURAL RISKS. Spain is subject to labor, political and economic risks, any of which may adversely affect investments in Spain:

[] POLITICAL AND SOCIAL RISK. Certain regions and sectors of Spain have experienced periods of high unemployment and labor and social unrest. Continuing challenges for Spain include terrorist groups activities that may adversely impact the Spanish economy.

[] ECONOMIC RISK. Spain's export strength has eroded due to its relatively high labor costs. In addition, Spain continues to face high levels of unemployment, inflation and low productivity compared to other European countries.

--------------------------------------------------------------------------------
     16
[GRAPHIC APPEARS HERE]
iShares MSCI Sweden Index Fund
CUSIP: 464286756
TRADING SYMBOL: EWD
UNDERLYING INDEX: MSCI Sweden Index
-----------------------------------


Investment Objective
The iShares MSCI Sweden Index Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Swedish market, as measured by the MSCI Sweden Index (the "Underlying Index").


Principal Investment Strategy
The Underlying Index consists of stocks traded primarily on the Stockholm Stock Exchange. As of September 30, 2007, the Underlying Index's three largest industries were capital goods, banks and technology hardware and equipment.


Principal Risks
The Fund is subject to the risks identified as applicable to the Fund in the PRINCIPAL RISKS OF THE FUNDS section of this Prospectus. In addition, the Fund is subject to the risks listed below:


RELIANCE ON EXPORTS RISK. The Swedish economy is dependent on the economies of Europe as key trading partners. Reduction in spending on Swedish products and services by these economies or negative changes in any of these economies may cause an adverse impact on the Swedish economy.


EUROPEAN ECONOMIC RISK. Most developed countries in Western Europe are members of the EU and many are also members of the EMU. The EMU requires compliance with restrictions on inflation rates, deficits, interest rates, debt levels, and fiscal and monetary controls, each of which may significantly affect every country in Europe. Eastern European markets remain relatively undeveloped and can be particularly sensitive to political and economic developments. Most European nations are reliant on trade with each other. Decreasing exports, changes in governmental regulations on trade, changes in the exchange rate of the euro or recessions among EMU members may have a significant adverse effect on economic markets throughout the European region.


STRUCTURAL RISK (LABOR RISK). Sweden's previous efforts to comply with EMU restrictions have resulted in reduced government spending and interim higher unemployment. In addition, Sweden has an extensive social welfare system and more than 80% of the Swedish workforce is unionized. These conditions may result in increased production costs and higher governmental spending and may stifle Swedish economic growth or cause prolonged periods of recession.


COMMODITY EXPOSURE RISK. The Swedish economy is dependent on the export of natural resources and natural resource products and any negative changes in these sectors could have an adverse impact on the Swedish economy.

--------------------------------------------------------------------------------
                                                                           17
iShares MSCI Switzerland Index Fund
CUSIP: 464286749
TRADING SYMBOL: EWL
UNDERLYING INDEX: MSCI Switzerland Index
----------------------------------------


Investment Objective
The iShares MSCI Switzerland Index Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Swiss market, as measured by the MSCI Switzerland Index (the "Underlying Index").


Principal Investment Strategy
The Underlying Index consists of stocks traded primarily on the Zurich Stock Exchange. As of September 30, 2007, the Underlying Index's three largest industries were pharmaceuticals, biotechnology and life sciences, food, beverage and tobacco and diversified financials.


Principal Risks
The Fund is subject to the risks identified as applicable to the Fund in the PRINCIPAL RISKS OF THE FUNDS section of this Prospectus. In addition, the Fund is subject to the risks listed below:


RELIANCE ON EXPORTS RISK. The Swiss economy is dependent on the economies of Europe as key trading partners. Reduction in spending by these economies on Swiss products and services or negative changes in any of these economies may cause an adverse impact on the Swiss economy.


EUROPEAN ECONOMIC RISK. Most developed countries in Western Europe are members of the EU and many are also members of the EMU. The EMU requires compliance with restrictions on inflation rates, deficits, interest rates, debt levels, and fiscal and monetary controls, each of which may significantly affect every country in Europe. Eastern European markets remain relatively undeveloped and can be particularly sensitive to political and economic developments. Most European nations are reliant on trade with each other. Decreasing exports, changes in governmental regulations on trade, changes in the exchange rate of the euro or recessions among EMU members may have a significant adverse effect on real estate markets throughout the European region.


U.S. ECONOMIC RISK. The United States is a large trade and investment partner of Switzerland. Any downturn in U.S. economic activity may have an effect on Swiss exports.


LACK OF NATURAL RESOURCES RISK. Switzerland has a dearth of natural resources. The country is dependent upon imports for raw materials and its ability to produce the range of goods and services available in the country. Any fluctuations or shortages in the commodity markets would have an adverse impact on the Swiss economy.


STRUCTURAL RISK (BANKRUPTCY RISK). The Swiss economy has been experiencing a near record number of bankruptcies, due in part to restructuring that is expected to continue. These bankruptcies may adversely affect investment in the Swiss economy and the rights of investors to reclaim assets.

--------------------------------------------------------------------------------
     18
[GRAPHIC APPEARS HERE]
iShares MSCI United Kingdom Index Fund
CUSIP: 464286699
TRADING SYMBOL: EWU
UNDERLYING INDEX: MSCI United Kingdom Index
-------------------------------------------


Investment Objective
The iShares MSCI United Kingdom Index Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the British market, as measured by the MSCI United Kingdom Index (the "Underlying Index").


Principal Investment Strategy
The Underlying Index consists of stocks traded primarily on the London Stock Exchange. As of September 30, 2007, the Underlying Index's three largest industries were energy, banks and materials.


Principal Risks
The Fund is subject to the risks identified as applicable to the Fund in the PRINCIPAL RISKS OF THE FUNDS section of this Prospectus. In addition, the Fund is subject to the risks listed below:


RELIANCE ON EXPORTS RISK. The British economy is dependent on the economies of Europe as key trading partners. Reduction in spending by these economies on British products and services or negative changes in any of these economies may cause an adverse impact on the British economy.


EUROPEAN ECONOMIC RISK. Most developed countries in Western Europe are members of the EU and many are also members of the EMU. The EMU requires compliance with restrictions on inflation rates, deficits, interest rates, debt levels, and fiscal and monetary controls, each of which may significantly affect every country in Europe. Eastern European markets remain relatively undeveloped and can be particularly sensitive to political and economic developments. Most European nations are reliant on trade with each other. Decreasing exports, changes in governmental regulations on trade, changes in the exchange rate of the euro or recessions among EMU members may have a significant adverse effect on real estate markets throughout the European region.


U.S. ECONOMIC RISK. The United States is a large trade and investment partner of the United Kingdom. Any downturn in U.S. economic activity may have an adverse effect on the United Kingdom.


STRUCTURAL RISK (GOVERNMENT CONTROL OF ECONOMY). Continued governmental involvement or control in certain sectors may stifle competition in certain sectors or cause adverse effects on economic growth.


SECURITY RISK. Continued threats of terrorism or actual terrorist acts may impact the British economy.

--------------------------------------------------------------------------------
                                                                           19

Performance Information
The bar charts and table that follow show how the Funds have performed on a calendar year basis and provide an indication of the risks of investing in the Funds. Both assume that all dividends and distributions have been reinvested in the Funds. Past performance (before and after taxes) does not necessarily indicate how they will perform in the future results. Supplemental information about each Fund's performance is shown under the heading TOTAL RETURN INFORMATION in the SUPPLEMENTAL INFORMATION section at the end of this Prospectus.


                        ISHARES MSCI BELGIUM INDEX FUND
                YEAR BY YEAR RETURNS1 (YEARS ENDED DECEMBER 31)



[GRAPHIC APPEARS HERE]





1997    11.84%
1998    51.69%
1999    -14.05%
2000    -16.10%
2001    -12.99%
2002    -9.36%
2003    41.06%
2004    43.92%
2005    7.75%
2006    36.35%



--------
     /1/ The Fund's total return for the nine months ended September 30, 2007 was 3.40%.


The best calendar quarter return during the periods shown above was 30.06% in the 2nd quarter of 2003; the worst was -25.68% in the 3rd quarter of 2002.


                          ISHARES MSCI EMU INDEX FUND
               YEAR BY YEAR RETURNS/1/ (YEARS ENDED DECEMBER 31)



[GRAPHIC APPEARS HERE]





2001    -22.96%
2002    -21.60%
2003    42.39%
2004    21.07%
2005    8.61%
2006    35.83%



--------
     /1/ The Fund's total return for the nine months ended September 30, 2007 was 17.28%.


The best calendar quarter return during the periods shown above was 26.00% in the 2nd quarter of 2003; the worst was -28.17% in the 3rd quarter of 2002.

--------------------------------------------------------------------------------
     20
[GRAPHIC APPEARS HERE]

                        ISHARES MSCI FRANCE INDEX FUND
               YEAR BY YEAR RETURNS/1/ (YEARS ENDED DECEMBER 31)



[GRAPHIC APPEARS HERE]





1997    11.47%
1998    40.78%
1999    29.97%
2000    -5.09%
2001    -23.99%
2002    -19.97%
2003    39.62%
2004    18.46%
2005    9.53%
2006    34.01%



--------
     /1/ The Fund's total return for the nine months ended September 30, 2007 was 12.28%.


The best calendar quarter return during the periods shown above was 26.03% in the 2nd quarter of 2003; the worst was -27.88% in the 3rd quarter of 2002.


                        ISHARES MSCI GERMANY INDEX FUND
               YEAR BY YEAR RETURNS/1/ (YEARS ENDED DECEMBER 31)



[GRAPHIC APPEARS HERE]





1997    22.75%
1998    28.28%
1999    20.87%
2000    -15.97%
2001    -22.57%
2002    -32.29%
2003    63.09%
2004    15.82%
2005    9.86%
2006    35.66%



--------
     /1/ The Fund's total return for the nine months ended September 30, 2007 was 28.38%.


The best calendar quarter return during the periods shown above was 38.44% in the 2nd quarter of 2003; the worst was -36.46% in the 3rd quarter of 2002.


                         ISHARES MSCI ITALY INDEX FUND
               YEAR BY YEAR RETURNS/1/ (YEARS ENDED DECEMBER 31)



[GRAPHIC APPEARS HERE]





1997    35.77%
1998    50.24%
1999    0.53%
2000    -1.17%
2001    -26.71%
2002    -6.73%
2003    38.85%
2004    32.17%
2005    1.49%
2006    32.85%



--------
     /1/ The Fund's total return for the nine months ended September 30, 2007 was 5.00%.


The best calendar quarter return during the periods shown above was 34.44% in the 1st quarter of 1998; the worst was -21.58% in the 3rd quarter of 2002.

--------------------------------------------------------------------------------
                                                                           21

                         ISHARES MSCI SPAIN INDEX FUND
               YEAR BY YEAR RETURNS/1/ (YEARS ENDED DECEMBER 31)



[GRAPHIC APPEARS HERE]





1997    23.90%
1998    51.30%
1999    -2.12%
2000    -13.62%
2001    -10.21%
2002    -13.67%
2003    56.78%
2004    29.45%
2005    4.45%
2006    49.53%



--------
     /1/ The Fund's total return for the nine months ended September 30, 2007 was 13.71%.


The best calendar quarter return during the periods shown above was 38.58% in the 1st quarter of 1998; the worst was -21.78% in the 3rd quarter of 2002.


                         ISHARES MSCI SWEDEN INDEX FUND
               YEAR BY YEAR RETURNS/1/ (YEARS ENDED DECEMBER 31)



[GRAPHIC APPEARS HERE]





1997    11.00%
1998    11.06%
1999    63.93%
2000    -23.74%
2001    -23.86%
2002    -29.76%
2003    64.24%
2004    35.71%
2005    10.20%
2006    43.32%



--------
     /1/ The Fund's total return for the nine months ended September 30, 2007 was 15.29%.


The best calendar quarter return during the periods shown above was 36.63% in the 4th quarter of 1999; the worst was -29.67% in the 3rd quarter of 2002.


                      ISHARES MSCI SWITZERLAND INDEX FUND
                YEAR BY YEAR RETURNS/1/ (YEAR ENDED DECEMBER 31)



[GRAPHIC APPEARS HERE]





1997    35.23%
1998    18.27%
1999    -3.25%
2000    5.87%
2001    -24.93%
2002    -11.46%
2003    33.20%
2004    15.66%
2005    14.34%
2006    29.41%



--------
     /1/ The Fund's total return for the nine months ended September 30, 2007 was 8.45%.


The best calendar quarter return during the periods shown above was 24.63% in the 4th quarter of 1998; the worst was -22.09% in the 3rd quarter of 1998.

--------------------------------------------------------------------------------
     22
[GRAPHIC APPEARS HERE]

                    ISHARES MSCI UNITED KINGDOM INDEX FUND
               YEAR BY YEAR RETURNS/1/ (YEARS ENDED DECEMBER 31)



[GRAPHIC APPEARS HERE]





1997    20.85%
1998    18.42%
1999    12.14%
2000    -11.67%
2001    -15.94%
2002    -15.25%
2003    30.74%
2004    18.59%
2005    6.63%
2006    29.82%



--------
     /1/ The Fund's total return for the nine months ended September 30, 2007 was 10.39%.


The best calendar quarter return during the periods shown above was 18.43% in the 1st quarter of 1998; the worst was -17.32% in the 3rd quarter of 2002.


--------------------------------------------------------------------------------
                                                                           23

                         AVERAGE ANNUAL TOTAL RETURNS
                   (for the periods ended December 31, 2006)



                                                                         SINCE
                                      ONE         FIVE        TEN        FUND
                                      YEAR       YEARS       YEARS     INCEPTION
                                  ----------- ----------- ----------- ----------
ISHARES MSCI BELGIUM INDEX FUND:
(INCEPTION DATE: 3/12/1996)
    Return Before Taxes               36.35%      22.00%      11.15%     11.15%
    Return After Taxes on             36.22%      21.30%       9.76%      9.74%
  Distributions(1)
    Return After Taxes on             24.30%      19.27%       9.07%      9.07%
Distributions and Sale of Fun  d
  Shares(1)
MSCI BELGIUM INDEX (Index
returns do not reflect
deductions for
fees, expenses, or taxes)(2)          36.66%      19.47%      11.19%     11.41%

ISHARES MSCI EMU INDEX FUND:
(INCEPTION DATE: 7/25/2000)
    Return Before Taxes               35.83%      14.80%      N/A         5.29%
    Return After Taxes on             35.84%      14.49%      N/A         5.04%
  Distributions(1)
    Return After Taxes on             24.14%      12.91%      N/A         4.49%
Distributions and Sale of Fun  d
  Shares(1)
MSCI EMU INDEX (Index returns do
not reflect deductions for
fees,
expenses, or taxes)                   36.29%      15.16%      N/A         5.65%

ISHARES MSCI FRANCE INDEX FUND:
(INCEPTION DATE: 3/12/1996)
    Return Before Taxes               34.01%      14.20%      11.07%     12.03%
    Return After Taxes on             34.01%      13.98%      10.66%     11.62%
  Distributions(1)
    Return After Taxes on             22.73%      12.43%       9.72%     10.65%
Distributions and Sale of Fun  d
  Shares(1)
MSCI FRANCE INDEX (Index returns
do not reflect deductions for
fees,
expenses, or taxes)                   34.48%      14.49%      11.41%     12.28%

ISHARES MSCI GERMANY INDEX FUND:
(INCEPTION DATE: 3/12/1996)
    Return Before Taxes               35.66%      13.77%       8.97%      9.18%
    Return After Taxes on             35.69%      13.58%       8.40%      8.65%
  Distributions(1)
    Return After Taxes on             24.09%      12.06%       7.67%      7.91%
Distributions and Sale of Fun  d
  Shares(1)
MSCI GERMANY INDEX (Index
returns do not reflect
deductions for
fees, expenses, or taxes)             35.99%      13.96%       9.33%      9.62%

ISHARES MSCI ITALY INDEX FUND:
(INCEPTION DATE: 3/12/1996)
    Return Before Taxes               32.85%      18.21%      13.11%     13.34%
    Return After Taxes on             32.87%      17.71%      12.13%     12.36%
  Distributions(1)
    Return After Taxes on             22.29%      15.92%      11.27%     11.51%
Distributions and Sale of Fun  d
  Shares(1)
MSCI ITALY INDEX (Index returns
do not reflect deductions for
fees,
expenses, or taxes)                   32.49%      18.08%      13.10%     13.26%

--------------------------------------------------------------------------------
     24
[GRAPHIC APPEARS HERE]

                         AVERAGE ANNUAL TOTAL RETURNS
                   (for the periods ended December 31, 2006)



                                                                         SINCE
                                      ONE         FIVE        TEN        FUND
                                      YEAR       YEARS       YEARS     INCEPTION
                                  ----------- ----------- ----------- ----------
ISHARES MSCI SPAIN INDEX FUND:
(INCEPTION DATE: 3/12/1996)
    Return Before Taxes               49.53%      22.30%      14.56%     16.65%
    Return After Taxes on             49.57%      22.06%      14.02%     16.08%
  Distributions(1)
    Return After Taxes on             32.61%      19.79%      12.87%     14.88%
Distributions and Sale of Fun  d
  Shares(1)
MSCI SPAIN INDEX (Index returns
do not reflect deductions for
fees,
expenses or taxes)                    49.36%      21.87%      14.72%     16.95%

ISHARES MSCI SWEDEN INDEX FUND:
(INCEPTION DATE: 3/12/1996)
    Return Before Taxes               43.32%      19.85%      11.24%     13.26%
    Return After Taxes on             43.32%      19.58%      10.33%     12.30%
  Distributions(1)
    Return After Taxes on             28.69%      17.51%       9.61%     11.49%
Distributions and Sale of Fun  d
  Shares(1)
MSCI SWEDEN INDEX (Index returns
do not reflect deductions for
fees, expenses or taxes)              43.39%      19.84%      12.58%     14.39%

ISHARES MSCI SWITZERLAND INDEX
  FUND:
(INCEPTION DATE: 3/12/1996)
    Return Before Taxes               29.41%      15.08%       9.52%      8.73%
    Return After Taxes on             29.37%      15.05%       9.12%      8.35%
  Distributions(1)
    Return After Taxes on             19.43%      13.33%       8.28%      7.59%
Distributions and Sale of Fun  d
  Shares(1)
MSCI SWITZERLAND INDEX (Index
returns do not reflect
deductions for
fees, expenses or taxes)              27.40%      15.48%      10.89%      9.95%

ISHARES MSCI UNITED KINGDOM
  INDEX FUND:
(INCEPTION DATE: 3/12/1996)
    Return Before Taxes               29.82%      12.71%       8.04%      9.92%
    Return After Taxes on             29.15%      12.22%       7.28%      9.15%
  Distributions(1)
    Return After Taxes on             20.26%      11.00%       6.75%      8.49%
Distributions and Sale of Fun  d
  Shares(1)
MSCI UNITED KINGDOM INDEX (Index
returns do not reflect
deductions for fees, expenses or      30.61%      13.50%       8.68%     10.62%
  taxes)

--------
(1)After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs"). Fund returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sale of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.
(2)Effective December 1, 2007, the Board changed the Underlying Index of the iShares MSCI Belgium Index Fund from the MSCI Belgium Index to the MSCI Belgium Investable Market Index in response to MSCI's combination of its standard and small cap indexes to form new investable market indexes. The returns reflect that of the former Belgium Index and not the current MSCI Belgium Investable Market Index.


--------------------------------------------------------------------------------
                                                                           25

Fees and Expenses
The following table describes the fees and expenses that you will incur if you own shares of a Fund. You will also incur usual and customary brokerage commissions when buying or selling shares of a Fund:



                                                              ANNUAL FUND OPERATING EXPENSES/2/
                                               ----------------------------------------------------------------
                                                             DISTRIBUTION AND                 TOTAL ANNUAL FUND
                                  SHAREHOLDER   MANAGEMENT    SERVICE (12B-1)      OTHER          OPERATING
FUND                                FEES/1/        FEES            FEES         EXPENSES/3/       EXPENSES
-------------------------------- ------------- ------------ ------------------ ------------- ------------------
iShares MSCI Belgium Index Fund      None           0.51%         None             None              0.51%
iShares MSCI EMU Index Fund          None           0.51%         None             None              0.51%
iShares MSCI France Index Fund       None           0.51%         None             None              0.51%
iShares MSCI Germany Index Fund      None           0.51%         None             None              0.51%
iShares MSCI Italy Index Fund        None           0.52%         None             None              0.52%
iShares MSCI Spain Index Fund        None           0.51%         None             None              0.51%
iShares MSCI Sweden Index Fund       None           0.51%         None             None              0.51%
iShares MSCI Switzerland Index       None           0.51%         None             None              0.51%
  Fund
iShares MSCI United Kingdom          None           0.51%         None             None              0.51%
  Index Fund

--------
/1/Fees paid directly from your investment.
/2/Expenses that are deducted from a Fund's assets, expressed as a percentage of average net assets.
/3/The Company's Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Funds, except interest expense and taxes (both expected to be DE MINIMIS), any brokerage expenses, future distribution fees or expenses, and extraordinary expenses.



Example
This example is intended to help you compare the cost of owning shares of a Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in a Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that a Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



FUND                               1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------------------------  --------  ---------  ---------  ---------
iShares MSCI Belgium Index Fund      $52       $164       $285       $640
iShares MSCI EMU Index Fund          $52       $164       $285       $640
iShares MSCI France Index Fund       $52       $164       $285       $640
iShares MSCI Germany Index Fund      $52       $164       $285       $640
iShares MSCI Italy Index Fund        $53       $167       $291       $653
iShares MSCI Spain Index Fund        $52       $164       $285       $640
iShares MSCI Sweden Index Fund       $52       $164       $285       $640
iShares MSCI Switzerland Index       $52       $164       $285       $640
  Fund
iShares MSCI United Kingdom          $52       $164       $285       $640
  Index Fund

Management

Investment Adviser
As investment adviser, BGFA has overall responsibility for the general management and administration of the Company. BGFA provides an investment program for each Fund and manages the investment of each Fund's assets. In seeking to achieve a Fund's investment objective, BGFA uses teams of portfolio managers, investment strategists and other investment specialists. This team approach brings together


--------------------------------------------------------------------------------
     26
[GRAPHIC APPEARS HERE]
many disciplines and leverages BGFA's extensive resources. BGFA also arranges for transfer agency, custody, fund administration and all other non-distribution related services necessary for the Funds to operate.


Pursuant to the Investment Advisory Agreement between BGFA and the Company, on behalf of the Funds, BGFA is responsible for substantially all expenses of the Company including the cost of transfer agency, custody, fund administration, legal, audit and other services except interest expense and taxes, brokerage expenses, distribution fees or expenses and extraordinary expenses.


For its investment advisory services to the Funds, as well as the iShares MSCI Australia Index Fund, iShares MSCI Austria Index Fund, iShares MSCI Canada Index Fund, iShares MSCI Hong Kong Index Fund, iShares MSCI Japan Index Fund, iShares MSCI Japan Small Cap Index Fund, iShares MSCI Malaysia Index Fund, iShares MSCI Mexico Index Fund, iShares MSCI Netherlands Index Fund and iShares MSCI Singapore Index Fund, (iShares MSCI Australia Index Fund, iShares MSCI Austria Index Fund, iShares MSCI Canada Index Fund, iShares MSCI Hong Kong Index Fund, iShares MSCI Japan Index Fund, iShares MSCI Japan Small Cap Index Fund, iShares MSCI Malaysia Index Fund, iShares MSCI Mexico Index Fund, iShares MSCI Netherlands Index Fund and iShares MSCI Singapore Index Fund are offered in separate prospectuses), BGFA is paid a management fee equal to each of those funds' allocable portion of: 0.59% per year of the aggregate net assets of those funds less than or equal to $7.0 billion, plus 0.54% per year of the aggregate net assets of those funds between $7.0 billion and $11.0 billion, plus 0.49% per year of the aggregate net assets of those funds between $11.0 billion and $24.0 billion, plus 0.44% per year of the aggregate net assets of those funds in excess of $24.0 billion.


For its investment advisory services to each Fund, BGFA is entitled to receive management fees from each Fund, based on a percentage of the Fund's average daily net assets, as shown in the following table:



FUND                               MANAGEMENT FEE
--------------------------------  ---------------
iShares MSCI Belgium Index Fund         0.51%
iShares MSCI EMU Index Fund             0.51%
iShares MSCI France Index Fund          0.51%
iShares MSCI Germany Index Fund         0.51%
iShares MSCI Italy Index Fund           0.52%
iShares MSCI Spain Index Fund           0.51%
iShares MSCI Sweden Index Fund          0.51%
iShares MSCI Switzerland Index          0.51%
  Fund
iShares MSCI United Kingdom             0.51%
  Index Fund

BGFA is located at 45 Fremont Street, San Francisco, CA 94105. It is a wholly-owned subsidiary of BGI, which in turn is a majority-owned subsidiary of Barclays Bank PLC. As of September 30, 2007, BGI and its affiliates, including BGFA, provided investment advisory services for assets in excess of $2.0 trillion. BGI, BGFA, Barclays Global Investors Services, Barclays Bank PLC and their affiliates deal, trade and invest for their own accounts in the types of securities in which the Funds may also invest.


A discussion regarding the basis for the Board of Directors' approval of the Investment Advisory Agreement with BGFA is available in each Fund's annual report for the period ending August 31.


Portfolio Managers
Diane Hsiung and Greg Savage (the "Portfolio Managers") are primarily responsible for the day-to-day management of the Funds. Each Portfolio Manager is responsible for various functions related to portfolio management including, but not limited to, investing cash inflows, coordinating with members of his or her team to focus on certain asset classes, implementing investment strategy researching and reviewing investment strategy and overseeing members of his or her portfolio management team with more limited responsibilities.


--------------------------------------------------------------------------------
                                                                           27

Diane Hsiung is an employee of BGFA and BGI and, together with the other Portfolio Manager, is primarily responsible for the day-to-day management of the Fund. Ms. Hsiung has been a senior portfolio manager for BGFA and BGI since 2007 and a portfolio manager for BGFA and BGI from 2002 to 2006.


Greg Savage is an employee of BGFA and BGI and, together with the other Portfolio Manager, is primarily responsible for the day-to-day management of the Fund. Mr. Savage has been a senior portfolio manager for BGFA and BGI since 2006 and a portfolio manager for BGFA and BGI from 2001 to 2006.


The Funds' SAI provides additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers and the Portfolio Managers' ownership (if any) of shares in the Funds.


Administrator, Custodian and Transfer Agent
State Street Bank and Trust Company ("State Street") is the administrator, custodian and transfer agent for each Fund.



Shareholder Information
ADDITIONAL SHAREHOLDER INFORMATION, INCLUDING HOW TO BUY AND SELL SHARES OF THE FUNDS, IS AVAILABLE FREE OF CHARGE BY CALLING TOLL-FREE: 1-800-ISHARES (1-800-474-2737) OR VISITING OUR WEBSITE AT WWW.ISHARES.COM.


Buying and Selling Shares
Shares of each Fund trade on a national securities exchange during the trading day. Shares can be bought and sold throughout the trading day like shares of other publicly traded companies. The Company does not impose any minimum investment for shares of a Fund purchased on an exchange. Buying or selling Fund shares involves two types of costs that apply to all securities transactions. When buying or selling shares of the Funds through a broker, you will incur a brokerage commission or other charges determined by your broker. In addition, you will also incur the cost of the "spread" - that is, the difference between the bid price and the ask price. The commission is frequently a fixed amount and may be a significant proportional cost for investors seeking to buy or sell small amounts of shares. The spread varies over time for shares of each Fund based on its trading volume and market liquidity, and is generally lower if a Fund has a lot of trading volume and market liquidity and higher if a Fund has little trading volume and market liquidity. The Funds' shares trade under the trading symbols listed for each Fund in the DESCRIPTIONS OF THE FUNDS section of this Prospectus.


Shares of the Funds may be acquired or redeemed directly from a Fund only in Creation Units or multiples thereof, as discussed in the CREATIONS AND REDEMPTIONS section of this Prospectus. Once created, shares of the Funds generally trade in the secondary market in amounts less than a Creation Unit.


The Company's Board of Directors has adopted a policy of not monitoring for frequent purchases and redemptions of Fund shares ("frequent trading") that appear to attempt to take advantage of a potential arbitrage opportunity presented by a lag between a change in the value of a Fund's portfolio securities after the close of the primary markets for a Fund's portfolio securities and the reflection of that change in the Fund's NAV ("market timing"), because each Fund sells and redeems its shares directly through transactions that are in-kind and/or for cash with a deadline for placing cash-related transactions no later than the close of the primary markets for the Fund's portfolio securities. The Board of Directors has not adopted a policy of monitoring for other frequent trading activity because shares of the Funds are listed and traded on national securities exchanges.


The national securities exchange on which each Fund's shares are listed is open for trading Monday through Friday and is closed on weekends and the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each Fund's primary listing exchange is NYSE Arca.


--------------------------------------------------------------------------------
     28
[GRAPHIC APPEARS HERE]

Section 12(d)(1) of the Investment Company Act of 1940, as amended, restricts investments by registered investment companies in the securities of other investment companies. Registered investment companies are permitted to invest in each Fund beyond the limits set forth in Section 12(d)(1), subject to certain terms and conditions set forth in an SEC exemptive order issued to the Company, including that such investment companies enter into an agreement with the Company.


Book Entry
Shares of the Funds are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company ("DTC") or its nominee is the record owner of all outstanding shares of each Fund and is recognized as the owner of all shares for all purposes.


Investors owning shares of the Funds are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all shares of the Funds. Participants include DTC, securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book-entry or "street name" form.


Share Prices
The trading prices of a Fund's shares in the secondary market generally differ from the Fund's daily NAV per share and are affected by market forces such as supply and demand, economic conditions and other factors. Information regarding the intraday value of shares of each Fund, also known as the "indicative optimized portfolio value" ("IOPV"), is disseminated every 15 seconds throughout the trading day by the national securities exchange on which the Fund is listed or by market data vendors or other information providers. The IOPV is based on the current market value of the securities and cash required to be deposited in exchange for a Creation Unit. The IOPV does not necessarily reflect the precise composition of the current portfolio of securities held by a Fund at a particular point in time nor the best possible valuation of the current portfolio. Therefore, the IOPV should not be viewed as a "real-time" update of the NAV, which is computed only once a day. The IOPV is generally determined by using both current market quotations and/or price quotations obtained from broker-dealers that may trade in the portfolio securities held by the Funds. The quotations of certain Fund holdings may not be updated during U.S. trading hours if such holdings do not trade in the U.S. The Funds are not involved in, or responsible for, the calculation or dissemination of the IOPV and make no representation or warranty as to its accuracy.


Determination of Net Asset Value

The NAV for each Fund is generally determined once daily Monday through Friday generally as of the regularly scheduled close of business of the New York Stock Exchange ("NYSE") (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that (a) any assets or liabilities denominated in currencies other than the U.S. dollar shall be translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more major banks or dealers that makes a two-way market in such currencies (or a data service provider based on quotations received from such banks or dealers); and (b) U.S. fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments on any day that the Securities Industry and Financial Markets Association announces an early closing time. The NAV of each Fund is calculated by dividing the value of the net assets of a Fund (I.E., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.


In calculating a Fund's NAV, a Fund's investments are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an


--------------------------------------------------------------------------------
                                                                           29
exchange, a pricing service, or a major market maker (or dealer), or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund's published net asset value per share. BGFA may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service's valuation matrix may be considered a market valuation.


In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Directors. The frequency with which a Fund's investments are valued using fair value pricing is primarily a function of the types of securities and other assets in which each Fund invests pursuant to its investment objective, strategies and limitations.


Investments that may be valued using fair value pricing include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (I.E., one that may not be publicly sold without registration under the Securities Act of 1933, as amended (the "1933 Act"));
(iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (I.E., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Fund's NAV is computed and that may materially affect the value of the Fund's investments). Examples of events that may be significant events are government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations.


Valuing a Fund's investments using fair value pricing will result in using prices for those investments that may differ from current market valuations. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Fund's Underlying Index, which, in turn, could result in a difference between the Fund's performance and the performance of the Fund's Underlying Index.


The value of assets denominated in foreign currencies is converted into U.S. dollars using exchange rates deemed appropriate by BGFA as investment adviser. Any use of a different rate from the rates used by MSCI may adversely affect a Fund's ability to track its Underlying Index.


Dividends and Distributions
GENERAL POLICIES. Dividends from net investment income, if any, are declared and paid at least semi-annually by each Fund. Each Fund generally distributes its net capital gains, if any, to shareholders annually. Each Fund also reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve its status as a regulated investment company ("RIC") or to avoid imposition of income or excise taxes on undistributed income.


Dividends and other distributions on shares are distributed on a PRO RATA basis to beneficial owners of such shares. Dividend payments are made through DTC participants to beneficial owners then of record with proceeds received from a Fund.


DIVIDEND REINVESTMENT SERVICE. No dividend reinvestment service is provided by the Company. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by beneficial owners of a Fund for reinvestment of their dividend distributions. Beneficial owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require beneficial owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares of a Fund purchased in the secondary market.


--------------------------------------------------------------------------------
     30
[GRAPHIC APPEARS HERE]

Taxes
As with any investment, you should consider how your investment in shares of the Funds will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in shares of the Funds.


Unless your investment in shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA, you need to be aware of the possible tax consequences when a Fund makes distributions or you sell Fund shares.


Taxes on Distributions
Distributions from a Fund's net investment income (other than qualified dividend income), including distributions out of the Fund's net short-term capital gains, if any, and distributions of income from securities lending, are taxable to you as ordinary income. Distributions by a Fund of net long-term capital gains in excess of net short-term capital losses (capital gain dividends) are taxable to you as long-term capital gains, regardless of how long you have held a Fund's shares. Distributions by a Fund that qualify as qualified dividend income are taxable to you at long-term capital gain rates.


Dividends will be qualified dividend income to you if they are attributable to qualified dividend income received by a Fund which, in general, includes dividend income from taxable U.S. corporations and qualified foreign corporations, provided that a Fund satisfies certain holding period requirements in respect of the stock of such corporations and has not hedged its position in the stock in certain ways. For this purpose, a qualified foreign corporation means any foreign corporation (i) that is incorporated in a possession of the United States, (ii) that is eligible for benefits under a comprehensive income tax treaty with the United States which includes an exchange of information program or (iii) if the stock with respect to which the dividend was paid is readily tradable on an established United States security market. The term excludes a corporation that is a passive foreign investment company. Under current Internal Revenue Service ("IRS") guidance, the United States has a comprehensive income tax treaty with each of the following countries: Australia, Austria, Bangladesh, Barbados, Belgium, Canada, China, Cyprus, Czech Republic, Denmark, Egypt, Estonia, Finland, France, Germany, Greece, Hungary, Iceland, India, Indonesia, Ireland, Israel, Italy, Jamaica, Japan, Kazakhstan, Korea, Latvia, Lithuania, Luxembourg, Mexico, Morocco, Netherlands, New Zealand, Norway, Pakistan, Philippines, Poland, Portugal, Romania, Russian Federation, Slovak Republic, Slovenia, South Africa, Spain, Sri Lanka, Sweden, Switzerland, Thailand, Trinidad and Tobago, Tunisia, Turkey, Ukraine, United Kingdom and Venezuela.


Dividends received by a Fund from a real estate investment trust ("REIT") or another RIC generally are qualified dividend income only to the extent the dividend distributions are made out of qualified dividend income received by such REIT or RIC. It is expected that dividends received by a Fund from a REIT and distributed to a shareholder generally will be taxable to the shareholder as ordinary income.


Under current law, the taxation of qualified dividend income at long-term capital gain rates will no longer apply for taxable years beginning after December 31, 2010.


A dividend will not be treated as qualified dividend income if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning at the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend or in the case of certain preferred stock 91 days during the 181-day period beginning 90 days before such date. In general, your distributions are subject to U.S. federal income tax for the year when they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year.


If a Fund's distributions exceed current and accumulated earnings and profits, all or a portion of the distributions made in the taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution generally will not be taxable but will reduce the shareholder's cost basis and result in a higher capital gain or lower capital loss when those shares on which the distribution was received are sold.


--------------------------------------------------------------------------------
                                                                           31

If you are neither a resident nor a citizen of the United States or if you are a foreign entity, a Fund's ordinary income dividends (which include distributions of net short-term capital gains) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies, provided, however, that withholding tax will generally not apply to any gain or income realized by a non-U.S. shareholder in respect of any distributions of long-term capital gains or upon the sale of other disposition of shares of a Fund.


Dividends and interest received by a Fund with respect to foreign securities may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. Since more than 50% of each Fund's total assets at the end of its taxable year will consist of foreign stocks or securities, each Fund will "pass through" to you certain foreign income taxes (including withholding taxes) paid by the Fund. This means that you will be considered to have received as an additional dividend your share of such foreign taxes but you may be entitled to either a corresponding tax deduction in calculating your taxable income or, subject to certain limitations, a credit in calculating your federal income tax.


If you are a resident or a citizen of the United States, by law, back-up withholding will apply to your distributions and proceeds if you have not provided a taxpayer identification number or social security number and made other required certifications.


Taxes When Shares are Sold
Currently, any capital gain or loss realized upon a sale of shares is generally treated as a long-term gain or loss if shares have been held for more than one year. Any capital gain or loss realized upon a sale of shares held for one year or less is generally treated as short-term gain or loss, except that any capital loss on the sale of shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such shares.


THE FOREGOING DISCUSSION SUMMARIZES SOME OF THE CONSEQUENCES UNDER CURRENT U.S. FEDERAL TAX LAW OF AN INVESTMENT IN A FUND. IT IS NOT A SUBSTITUTE FOR PERSONAL TAX ADVICE. YOU MAY ALSO BE SUBJECT TO STATE AND LOCAL TAXATION ON FUND DISTRIBUTIONS AND SALES OF SHARES. CONSULT YOUR PERSONAL TAX ADVISER ABOUT THE POTENTIAL TAX CONSEQUENCES OF AN INVESTMENT IN SHARES OF A FUND UNDER ALL APPLICABLE TAX LAWS.


Creations and Redemptions
The shares that trade in the secondary market are "created" at NAV by market makers, large investors and institutions only in block-size Creation Units blocks that range from 40,000 to 300,000 shares, depending on the Fund, or multiples thereof. Each "creator" or "Authorized Participant" enters into an authorized participant agreement with the Funds' distributor, SEI Investments Distribution Co. (the "Distributor"). A creation transaction, which is subject to acceptance by the transfer agent, takes place when an Authorized Participant deposits into the applicable Fund a portfolio of securities approximating the holdings of the Fund and a specified amount of cash in exchange for a specified number of Creation Units. To the extent practicable, the composition of such portfolio generally corresponds PRO RATA to the holdings of the Fund.


Similarly, shares can be redeemed only in Creation Units, generally in-kind for a portfolio of securities held by the Fund and a specified amount of cash. EXCEPT WHEN AGGREGATED IN CREATION UNITS, SHARES ARE NOT REDEEMABLE BY THE FUND. The prices at which creations and redemptions occur are based on the next calculation of NAV after an order is received in a form described in the authorized participant agreement.


Each Fund intends to comply with the U.S. federal securities laws in accepting securities for deposits and satisfying redemptions with redemption securities, including that the securities accepted for deposits and the securities used to satisfy redemption requests will be sold in transactions that would be exempt from registration under the 1933 Act. Further, an Authorized Participant that is not a "qualified institutional buyer," as such term is defined under Rule 144A of the 1933 Act, will not be able to receive Fund securities that are restricted securities eligible for resale under Rule 144A.


--------------------------------------------------------------------------------
     32
[GRAPHIC APPEARS HERE]

Creations and redemptions must be made through a firm that is either a member of the Continuous Net Settlement System of the National Securities Clearing Corporation or a DTC participant and has executed an agreement with the Distributor with respect to creations and redemptions of Creation Unit aggregations. Information about the procedures regarding creation and redemption of Creation Units (including the cut-off times for receipt of creation and redemption orders) is included in the SAI.


Because new shares may be created and issued on an ongoing basis, at any point during the life of a Fund a "distribution," as such term is used in the 1933 Act, may be occurring. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters and subject to the prospectus delivery and liability provisions of the 1933 Act. Any determination of whether one is an underwriter must take into account all the relevant facts and circumstances of each particular case.


Broker-dealers should also note that dealers who are not "underwriters" but are participating in a distribution (as contrasted to ordinary secondary transactions), and thus dealing with shares that are part of an "unsold allotment" within the meaning of Section 4(3)(C) of the 1933 Act, would be unable to take advantage of the prospectus delivery exemption provided by
Section 4(3) of the 1933 Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the 1933 Act is available only with respect to transactions on a national securities exchange.


Transaction Fees
Each Fund will impose a creation transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Purchasers and redeemers of Creation Units for cash are required to pay an additional variable charge to compensate for brokerage and market impact expenses. The creation and redemption transaction fees for creations and redemptions in-kind for each Fund are discussed below. The standard creation transaction fee is charged to each purchaser on the day such purchaser creates a Creation Unit. The fee is a single charge and will be the amount indicated below regardless of the number of Creation Units purchased by an investor on the same day. BGFA may, from time to time, at its own expense, compensate purchasers of Creation Units who have purchased substantial amounts of Creation Units and other financial institutions for administrative or marketing services. Similarly, the standard redemption transaction fee will be the amount indicated regardless of the number of Creation Units redeemed that day. The standard creation and redemption transaction fees for creations and redemptions through DTC for cash (when cash creations and redemptions are available or specified) will also be subject to an additional variable charge up to the maximum amount shown below under "Maximum Additional Variable Charge for Cash Purchases" and "Maximum Additional Variable Charge for Redemptions." In addition, purchasers of shares in Creation Units are responsible for payment of the costs of transferring securities to the Fund. Redeemers of shares in Creation Units are responsible for the costs of transferring securities from the Fund. Investors who use the services of a broker or other such intermediary may pay fees for such services. The following table also shows, as of September 30, 2007, the approximate value of one Creation Unit, including the standard creation and redemption transaction fee:

--------------------------------------------------------------------------------
                                                                           33

                                                   IN-KIND AND   ADDITIONAL    ADDITIONAL       OF
                                    APPROXIMATE        CASH       VARIABLE      VARIABLE      SHARES
                                      VALUE OF      PURCHASES      CHARGE        CHARGE        PER
FUND                               CREATION UNIT       AND        FOR CASH      FOR CASH     CREATION
--------------------------------- ---------------  REDEMPTIONS   PURCHASES*   REDEMPTIONS*     UNIT
iShares MSCI Belgium Index Fund     $ 1,058,800       $  700         0.30%         0.30%      40,000
iShares MSCI EMU Index Fund         $ 6,043,000       $8,000         1.05%         1.05%      50,000
iShares MSCI France Index Fund      $ 7,680,000       $2,900         0.25%         0.25%     200,000
iShares MSCI Germany Index Fund     $10,368,000       $1,500         0.25%         0.25%     300,000
iShares MSCI Italy Index Fund       $ 5,226,000       $1,400         0.30%         0.30%     150,000
iShares MSCI Spain Index Fund       $ 4,560,750       $1,500         0.25%         0.45%      75,000
iShares MSCI Sweden Index Fund      $ 2,772,000       $1,300         0.30%         0.30%      75,000
iShares MSCI Switzerland Index      $ 3,352,500       $1,500         0.40%         0.40%     125,000
  Fund
iShares MSCI United Kingdom         $ 5,120,000       $3,500         0.25%         0.75%     200,000
  Index Fund

*As a percentage of amount invested.


Householding
Householding is an option available to certain Fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.



Distribution
The Distributor distributes Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds. The Distributor has no role in determining the policies of any Fund or the securities that are purchased or sold by any Fund. The Distributor's principal address is One Freedom Valley Drive, Oaks, PA 19456.


--------------------------------------------------------------------------------
     34
[GRAPHIC APPEARS HERE]

Financial Highlights
The financial highlights tables are intended to help investors understand each Fund's financial performance for the past five years. Certain information reflects financial results for a single share of a Fund. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a given Fund, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report is included, along with the Funds' financial statements, in the Funds' Annual Report (available upon request).


FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                         ISHARES MSCI BELGIUM INDEX FUND
                                  ------------------------------------------------------------------------------
                                       YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED     YEAR ENDED
                                    AUG. 31, 2007   AUG. 31, 2006   AUG. 31, 2005   AUG. 31, 2004  AUG. 31, 2003
                                  --------------- --------------- --------------- --------------- --------------
NET ASSET VALUE, BEGINNING OF        $  22.83        $  18.94         $ 14.77         $ 11.16        $ 10.43
                                     --------        --------         -------         -------        -------
  YEAR
INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income/a/                0.76            0.75            0.71            0.37           0.41
 Net realized and unrealized             2.74            3.95            3.75            4.25           0.43
                                     --------        --------         -------         -------        -------
  gain/b/
Total from investment operations         3.50            4.70            4.46            4.62           0.84
                                     --------        --------         -------         -------        -------
LESS DISTRIBUTIONS FROM:
 Net investment income                  (0.44)          (0.81)          (0.29)          (1.01)         (0.11)
                                     --------        --------         -------         -------        -------
Total distributions                     (0.44)          (0.81)          (0.29)          (1.01)         (0.11)
                                     --------        --------         -------         -------        -------
NET ASSET VALUE, END OF YEAR         $  25.89        $  22.83         $ 18.94         $ 14.77        $ 11.16
                                     ========        ========         =======         =======        =======
TOTAL RETURN                            15.36%          25.66%          30.22%          42.88%          8.25%
                                     ========        ========         =======         =======        =======
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of year (000s)      $303,483        $152,484         $46,960         $24,813        $21,871
 Ratio of expenses to average            0.51%           0.54%           0.57%           0.78%          0.84%
  net assets
 Ratio of net investment income
to average
  net assets                             2.90%           3.60%           3.89%           2.79%          4.10%
 Portfolio turnover rate/c/                12%             10%             10%             21%             8%

--------
/a/Based on average shares outstanding throughout each period.
/b/The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
/c/Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

--------------------------------------------------------------------------------
                                                                           35

FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                           ISHARES MSCI EMU INDEX FUND
                                  ------------------------------------------------------------------------------
                                       YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED     YEAR ENDED
                                    AUG. 31, 2007   AUG. 31, 2006   AUG. 31, 2005   AUG. 31, 2004  AUG. 31, 2003
                                  --------------- --------------- --------------- --------------- --------------
NET ASSET VALUE, BEGINNING OF       $    92.28      $    74.97       $  59.38        $  50.12        $  46.02
                                    ----------      ----------       --------        --------        --------
  YEAR
INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income/a/                 2.80            2.73           1.76            1.36            0.93
 Net realized and unrealized             21.06           15.90          15.13            8.69            3.62
                                    ----------      ----------       --------        --------        --------
  gain/b/
Total from investment operations         23.86           18.63          16.89           10.05            4.55
                                    ----------      ----------       --------        --------        --------
LESS DISTRIBUTIONS FROM:
 Net investment income                   (1.85)          (1.32)         (1.30)          (0.79)          (0.45)
                                    ----------      ----------       --------        --------        --------
Total distributions                      (1.85)          (1.32)         (1.30)          (0.79)          (0.45)
                                    ----------      ----------       --------        --------        --------
NET ASSET VALUE, END OF YEAR        $   114.29      $    92.28       $  74.97        $  59.38        $  50.12
                                    ==========      ==========       ========        ========        ========
TOTAL RETURN                             26.10%          25.18%         28.54%          20.07%          10.05%
                                    ==========      ==========       ========        ========        ========
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of year (000s)     $2,971,565      $1,794,921       $547,284        $326,606        $165,388
 Ratio of expenses to average             0.51%           0.54%          0.58%           0.79%           0.84%
  net assets
 Ratio of expenses to average
net assets
  exclusive of foreign taxes            n/a             n/a              0.57%           0.79%         n/a
 Ratio of net investment income
to average
  net assets                              2.60%           3.23%          2.50%           2.29%           2.08%
 Portfolio turnover rate/c/                  5%              8%             8%             11%              7%

--------
/a/Based on average shares outstanding throughout each period.
/b/The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
/c/Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.


                                                          ISHARES MSCI FRANCE INDEX FUND
                                  ------------------------------------------------------------------------------
                                       YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED     YEAR ENDED
                                    AUG. 31, 2007   AUG. 31, 2006   AUG. 31, 2005   AUG. 31, 2004  AUG. 31, 2003
                                  --------------- --------------- --------------- --------------- --------------
NET ASSET VALUE, BEGINNING OF        $  31.16        $  25.41         $ 20.40         $ 16.90        $ 15.52
                                     --------        --------         -------         -------        -------
  YEAR
INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income/a/                0.77            0.55            0.47            0.24           0.23
 Net realized and unrealized             5.06            5.52            4.84            3.54           1.33
                                     --------        --------         -------         -------        -------
  gain/b/
Total from investment operations         5.83            6.07            5.31            3.78           1.56
                                     --------        --------         -------         -------        -------
LESS DISTRIBUTIONS FROM:
 Net investment income                  (0.46)          (0.32)          (0.30)          (0.28)         (0.18)
                                     --------        --------         -------         -------        -------
Total distributions                     (0.46)          (0.32)          (0.30)          (0.28)         (0.18)
                                     --------        --------         -------         -------        -------
NET ASSET VALUE, END OF YEAR         $  36.53        $  31.16         $ 25.41         $ 20.40        $ 16.90
                                     ========        ========         =======         =======        =======
TOTAL RETURN                            18.83%          24.13%          26.13%          22.44%         10.22%
                                     ========        ========         =======         =======        =======
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of year (000s)      $445,696        $211,886         $81,326         $61,201        $54,075
 Ratio of expenses to average            0.51%           0.54%           0.57%           0.79%          0.84%
  net assets
 Ratio of net investment income
to average
  net assets                             2.17%           1.95%           1.98%           1.23%          1.56%
 Portfolio turnover rate/c/                 6%             10%              7%              9%             9%

--------
/a/Based on average shares outstanding throughout each period.
/b/The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital
     share transactions.
/c/ Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

--------------------------------------------------------------------------------
     36
[GRAPHIC APPEARS HERE]

FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                         ISHARES MSCI GERMANY INDEX FUND
                                  ------------------------------------------------------------------------------
                                       YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED     YEAR ENDED
                                    AUG. 31, 2007   AUG. 31, 2006   AUG. 31, 2005   AUG. 31, 2004  AUG. 31, 2003
                                  --------------- --------------- --------------- --------------- --------------
NET ASSET VALUE, BEGINNING OF       $    23.68       $  19.08        $  14.96         $ 12.57        $  12.07
                                    ----------       --------        --------         -------        --------
  YEAR
INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income/a/                 0.68           0.57            0.28            0.19            0.21
 Net realized and unrealized              8.33           4.15            4.03            2.40            0.41
                                    ----------       --------        --------         -------        --------
  gain/b/
Total from investment operations          9.01           4.72            4.31            2.59            0.62
                                    ----------       --------        --------         -------        --------
LESS DISTRIBUTIONS FROM:
 Net investment income                   (0.51)         (0.12)          (0.19)          (0.20)          (0.12)
                                    ----------       --------        --------         -------        --------
Total distributions                      (0.51)         (0.12)          (0.19)          (0.20)          (0.12)
                                    ----------       --------        --------         -------        --------
NET ASSET VALUE, END OF YEAR        $    32.18       $  23.68        $  19.08         $ 14.96        $  12.57
                                    ==========       ========        ========         =======        ========
TOTAL RETURN                             38.47%         24.82%          28.89%          20.55%           5.39%
                                    ==========       ========        ========         =======        ========
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of year (000s)     $1,641,245       $802,795        $314,793         $98,764        $101,800
 Ratio of expenses to average             0.51%          0.54%           0.57%           0.80%           0.84%
  net assets
 Ratio of net investment income
to average
  net assets                              2.32%          2.62%           1.54%           1.27%           1.98%
 Portfolio turnover rate/c/                  4%            12%              9%              9%             11%

--------
/a/Based on average shares outstanding throughout each period.
/b/The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
/c/Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.


                                                          ISHARES MSCI ITALY INDEX FUND
                                  ------------------------------------------------------------------------------
                                       YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED     YEAR ENDED
                                    AUG. 31, 2007   AUG. 31, 2006   AUG. 31, 2005   AUG. 31, 2004  AUG. 31, 2003
                                  --------------- --------------- --------------- --------------- --------------
NET ASSET VALUE, BEGINNING OF        $  30.48        $  25.77         $ 20.21         $ 16.67        $ 15.15
                                     --------        --------         -------         -------        -------
  YEAR
INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income/a/                1.35            1.07            0.78            0.56           0.43
 Net realized and unrealized             2.66            4.15            5.42            3.59           1.47
                                     --------        --------         -------         -------        -------
  gain/b/
Total from investment operations         4.01            5.22            6.20            4.15           1.90
                                     --------        --------         -------         -------        -------
LESS DISTRIBUTIONS FROM:
 Net investment income                  (0.67)          (0.51)          (0.64)          (0.61)         (0.38)
                                     --------        --------         -------         -------        -------
Total distributions                     (0.67)          (0.51)          (0.64)          (0.61)         (0.38)
                                     --------        --------         -------         -------        -------
NET ASSET VALUE, END OF YEAR         $  33.82        $  30.48         $ 25.77         $ 20.21        $ 16.67
                                     ========        ========         =======         =======        =======
TOTAL RETURN                            13.20%          20.61%          30.74%          25.09%         12.79%
                                     ========        ========         =======         =======        =======
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of year (000s)      $172,495        $146,324         $42,526         $27,279        $29,997
 Ratio of expenses to average            0.52%           0.54%           0.57%           0.83%          0.84%
  net assets
 Ratio of expenses to average
net assets
  exclusive of foreign taxes            n/a             n/a             n/a              0.79%         n/a
 Ratio of net investment income
to average
  net assets                             4.02%           3.87%           3.18%           2.85%          2.84%
 Portfolio turnover rate/c/                16%             15%             18%              9%            22%

--------
/a/Based on average shares outstanding throughout each period.
/b/The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital
     share transactions.
/c/ Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

--------------------------------------------------------------------------------
                                                                           37

FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                          ISHARES MSCI SPAIN INDEX FUND
                                  ------------------------------------------------------------------------------
                                       YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED     YEAR ENDED
                                    AUG. 31, 2007   AUG. 31, 2006   AUG. 31, 2005   AUG. 31, 2004  AUG. 31, 2003
                                  --------------- --------------- --------------- --------------- --------------
NET ASSET VALUE, BEGINNING OF        $  44.81        $  35.70         $ 27.55         $ 22.39        $ 17.95
                                     --------        --------         -------         -------        -------
  YEAR
INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income/a/                1.30            1.07            0.79            0.44           0.24
 Net realized and unrealized            12.33            8.78            7.97            4.99           4.36
                                     --------        --------         -------         -------        -------
  gain/b/
Total from investment operations        13.63            9.85            8.76            5.43           4.60
                                     --------        --------         -------         -------        -------
LESS DISTRIBUTIONS FROM:
 Net investment income                  (0.38)          (0.74)          (0.61)          (0.27)         (0.16)
                                     --------        --------         -------         -------        -------
Total distributions                     (0.38)          (0.74)          (0.61)          (0.27)         (0.16)
                                     --------        --------         -------         -------        -------
NET ASSET VALUE, END OF YEAR         $  58.06        $  44.81         $ 35.70         $ 27.55        $ 22.39
                                     ========        ========         =======         =======        =======
TOTAL RETURN                            30.47%          28.09%          31.85%          24.28%         25.81%
                                     ========        ========         =======         =======        =======
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of year (000s)      $522,556        $178,130         $66,945         $45,456        $50,372
 Ratio of expenses to average            0.51%           0.54%           0.57%           0.80%          0.84%
  net assets
 Ratio of net investment income
to average
  net assets                             2.36%           2.67%           2.33%           1.64%          1.22%
 Portfolio turnover rate/c/                12%              6%              8%              6%            17%

--------
/a/Based on average shares outstanding throughout each period.
/b/The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital
     share transactions.
  /c/ Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

                                                          ISHARES MSCI SWEDEN INDEX FUND
                                  ------------------------------------------------------------------------------
                                       YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED     YEAR ENDED
                                    AUG. 31, 2007   AUG. 31, 2006   AUG. 31, 2005   AUG. 31, 2004  AUG. 31, 2003
                                  --------------- --------------- --------------- --------------- --------------
NET ASSET VALUE, BEGINNING OF        $  25.88        $  21.58         $ 16.82         $ 12.59        $  9.88
                                     --------        --------         -------         -------        -------
  YEAR
INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income/a/                1.15            0.76            0.46            0.28           0.25
 Net realized and unrealized             7.88            3.96            4.45            4.20           2.58
                                     --------        --------         -------         -------        -------
  gain/b/
Total from investment operations         9.03            4.72            4.91            4.48           2.83
                                     --------        --------         -------         -------        -------
LESS DISTRIBUTIONS FROM:
 Net investment income                  (0.34)          (0.42)          (0.15)          (0.25)         (0.12)
                                     --------        --------         -------         -------        -------
Total distributions                     (0.34)          (0.42)          (0.15)          (0.25)         (0.12)
                                     --------        --------         -------         -------        -------
NET ASSET VALUE, END OF YEAR         $  34.57        $  25.88         $ 21.58         $ 16.82        $ 12.59
                                     ========        ========         =======         =======        =======
TOTAL RETURN                            35.01%          22.16%          29.21%          35.81%         29.04%
                                     ========        ========         =======         =======        =======
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of year (000s)      $573,026        $151,427         $61,513         $27,758        $16,992
 Ratio of expenses to average            0.51%           0.54%           0.58%           0.92%          0.84%
  net assets
 Ratio of expenses to average
net assets
  exclusive of foreign taxes            n/a             n/a              0.57%           0.79%         n/a
 Ratio of net investment income
to average
  net assets                             3.42%           3.13%           2.28%           1.74%          2.44%
 Portfolio turnover rate/c/                 7%             14%              6%              9%            12%

--------
/a/Based on average shares outstanding throughout each period.
/b/The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital
     share transactions.
/c/ Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

--------------------------------------------------------------------------------
     38
[GRAPHIC APPEARS HERE]

FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                       ISHARES MSCI SWITZERLAND INDEX FUND
                                  ------------------------------------------------------------------------------
                                       YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED     YEAR ENDED
                                    AUG. 31, 2007   AUG. 31, 2006   AUG. 31, 2005   AUG. 31, 2004  AUG. 31, 2003
                                  --------------- --------------- --------------- --------------- --------------
NET ASSET VALUE, BEGINNING OF        $  22.49        $  17.63         $ 14.58         $ 12.23        $ 11.59
                                     --------        --------         -------         -------        -------
  YEAR
INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income/a/                0.36            0.27            0.22            0.09           0.05
 Net realized and unrealized             3.12            4.71            2.92            2.31           0.62
                                     --------        --------         -------         -------        -------
  gain/b/
Total from investment operations         3.48            4.98            3.14            2.40           0.67
                                     --------        --------         -------         -------        -------
LESS DISTRIBUTIONS FROM:
 Net investment income                  (0.19)          (0.12)          (0.09)          (0.05)         (0.03)
                                     --------        --------         -------         -------        -------
Total distributions                     (0.19)          (0.12)          (0.09)          (0.05)         (0.03)
                                     --------        --------         -------         -------        -------
NET ASSET VALUE, END OF YEAR         $  25.78        $  22.49         $ 17.63         $ 14.58        $ 12.23
                                     ========        ========         =======         =======        =======
TOTAL RETURN                            15.53%          28.36%          21.54%          19.56%          5.89%
                                     ========        ========         =======         =======        =======
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of year (000s)      $318,998        $188,319         $79,324         $41,920        $33,643
 Ratio of expenses to average            0.51%           0.54%           0.57%           0.79%          0.84%
  net assets
 Ratio of net investment income
to average
  net assets                             1.42%           1.34%           1.34%           0.64%          0.43%
 Portfolio turnover rate/c/                 5%             11%              5%              4%            10%

--------
/a/Based on average shares outstanding throughout each period.
/b/The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital
     share transactions.
/c/ Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.


                                                      ISHARES MSCI UNITED KINGDOM INDEX FUND
                                  ------------------------------------------------------------------------------
                                       YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED     YEAR ENDED
                                    AUG. 31, 2007   AUG. 31, 2006   AUG. 31, 2005   AUG. 31, 2004  AUG. 31, 2003
                                  --------------- --------------- --------------- --------------- --------------
NET ASSET VALUE, BEGINNING OF       $    21.92       $  18.74        $  15.72        $  13.00        $  12.77
                                    ----------       --------        --------        --------        --------
  YEAR
INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income/a/                 0.84           0.97            0.60            0.48            0.39
 Net realized and unrealized              2.78           2.79            2.76            2.72            0.12
                                    ----------       --------        --------        --------        --------
  gain/b/
Total from investment operations          3.62           3.76            3.36            3.20            0.51
                                    ----------       --------        --------        --------        --------
LESS DISTRIBUTIONS FROM:
 Net investment income                   (0.81)         (0.58)          (0.34)          (0.48)          (0.28)
                                    ----------       --------        --------        --------        --------
Total distributions                      (0.81)         (0.58)          (0.34)          (0.48)          (0.28)
                                    ----------       --------        --------        --------        --------
NET ASSET VALUE, END OF YEAR        $    24.73       $  21.92        $  18.74        $  15.72        $  13.00
                                    ==========       ========        ========        ========        ========
TOTAL RETURN                             16.77%         20.61%          21.53%          24.77%           4.20%
                                    ==========       ========        ========        ========        ========
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of year (000s)     $1,127,738       $872,409        $464,850        $452,870        $150,809
 Ratio of expenses to average             0.51%          0.54%           0.57%           0.77%           0.84%
  net assets
 Ratio of net investment income
to average
  net assets                              3.51%          4.81%           3.39%           3.11%           3.23%
 Portfolio turnover rate/c/                  8%            10%             11%              6%              6%

--------
/a/Based on average shares outstanding throughout each period.
/b/The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital
     share transactions.
/c/ Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

--------------------------------------------------------------------------------
                                                                           39

Index Provider
MSCI is a leading provider of global indexes and benchmark-related products and services to investors worldwide. Morgan Stanley, a global financial services firm and a market leader in securities, asset management, and credit services, is the majority shareholder of MSCI and The Capital Group Companies, Inc., a global investment management group, is the minority shareholder. MSCI is not affiliated with the Company, BGI, BGFA, State Street, the Distributor or any of their respective affiliates.


BGI has entered into a license agreement with the Index Provider to use the Underlying Indexes. BGI is sub-licensing rights in the Underlying Indexes to the Company at no charge.

--------------------------------------------------------------------------------
     40
[GRAPHIC APPEARS HERE]

Disclaimers
THE FUNDS ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI. MSCI MAKES NO REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE OWNERS OF THE SHARES OF THE FUNDS OR ANY MEMBER OF THE PUBLIC REGARDING THE ADVISABILITY OF INVESTING IN SECURITIES GENERALLY OR IN THE FUNDS PARTICULARLY OR THE ABILITY OF THE UNDERLYING INDEXES TO TRACK GENERAL STOCK MARKET PERFORMANCE. MSCI'S ONLY RELATIONSHIP TO THE FUNDS, BGI AND BGFA IS THE LICENSING OF CERTAIN TRADEMARKS AND TRADE NAMES OF MSCI AND OF THE UNDERLYING INDEXES, WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO THE COMPANY, BGI, BGFA OR THE FUNDS. MSCI HAS NO OBLIGATION TO TAKE THE NEEDS OF THE COMPANY, BGI, BGFA OR THE OWNERS OF SHARES OF THE FUNDS INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE UNDERLYING INDEXES. MSCI IS NOT RESPONSIBLE FOR, AND HAS NOT PARTICIPATED IN, THE DETERMINATION OF THE PRICES AND AMOUNT OF SHARES OF THE FUNDS OR THE TIMING OF THE ISSUANCE OR SALE OF SUCH SHARES OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY WHICH SHARES OF THE FUND ARE TO BE CONVERTED INTO CASH. MSCI HAS NO OBLIGATION OR LIABILITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR TRADING OF THE FUNDS. MSCI DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE UNDERLYING INDEXES OR ANY DATA INCLUDED THEREIN AND MSCI SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN.


MSCI MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO THE RESULTS TO BE OBTAINED BY BGI, BGFA, OWNERS OF SHARES OF THE FUNDS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE UNDERLYING INDEXES OR ANY DATA INCLUDED THEREIN. MSCI MAKES NO EXPRESS OR IMPLIED WARRANTIES AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE UNDERLYING INDEXES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL MSCI, HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS) RESULTING FROM THE USE OF THE UNDERLYING INDEXES OR ANY DATA INCLUDED THEREIN EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.


SHARES OF THE FUNDS ARE NOT SPONSORED, ENDORSED OR PROMOTED BY NYSE ARCA. NYSE ARCA MAKES NO REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE OWNERS OF THE SHARES OF ANY FUND OR ANY MEMBER OF THE PUBLIC REGARDING THE ABILITY OF A FUND TO TRACK THE TOTAL RETURN PERFORMANCE OF ANY UNDERLYING INDEXES OR THE ABILITY OF ANY UNDERLYING INDEXES IDENTIFIED HEREIN TO TRACK STOCK MARKET PERFORMANCE. NYSE ARCA IS NOT RESPONSIBLE FOR, NOR HAS IT PARTICIPATED IN, THE DETERMINATION OF THE COMPILATION OR THE CALCULATION OF ANY UNDERLYING INDEXES, NOR IN THE DETERMINATION OF THE TIMING OF, PRICES OF OR QUANTITIES OF THE SHARES OF ANY FUND TO BE ISSUED, NOR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY WHICH THE SHARES ARE REDEEMABLE. NYSE ARCA HAS NO OBLIGATION OR LIABILITY TO OWNERS OF THE SHARES OF ANY FUND IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR TRADING OF THE SHARES OF THE FUNDS.


NYSE ARCA DOES NOT GUARANTEE THE ACCURACY OR THE COMPLETENESS OF THE UNDERLYING INDEXES OR ANY DATA INCLUDED THEREIN. NYSE ARCA MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE COMPANY, ON BEHALF OF THE FUNDS AS LICENSEE, LICENSEE'S CUSTOMERS AND COUNTERPARTIES, OWNERS OF THE SHARES OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF THE UNDERLYING INDEXES OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED AS DESCRIBED HEREIN OR FOR ANY OTHER USE.


NYSE ARCA MAKES NO EXPRESS OR IMPLIED WARRANTIES AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO ANY UNDERLYING INDEXES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL NYSE ARCA HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF.


BGFA DOES NOT GUARANTEE THE ACCURACY OR THE COMPLETENESS OF THE UNDERLYING INDEXES OR ANY DATA INCLUDED THEREIN AND BGFA SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN.


--------------------------------------------------------------------------------
                                                                           41

BGFA MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE FUNDS, TO THE OWNERS OF THE SHARES OF A FUNDS OR TO ANY OTHER PERSON OR ENTITY, FROM THE USE OF THE UNDERLYING INDEXES OR ANY DATA INCLUDED THEREIN. BGFA MAKES NO EXPRESS OR IMPLIED WARRANTIES AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE UNDERLYING INDEXES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL BGFA HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, DIRECT, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.


--------------------------------------------------------------------------------
     42
[GRAPHIC APPEARS HERE]

Supplemental Information

I. Premium/Discount Information
Each table that follows presents information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund's NAV. NAV is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market returns ("Market Price") of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the national securities exchange on which the shares of such Fund are listed for trading, as of the time that the Fund's NAV is calculated. Each Fund's Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.


Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time the NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.


The following information shows the frequency of distributions of premiums and discounts for each Fund included in this Prospectus. The information shown for each Fund is for the calendar year of 2006 through September 30, 2007, the date of the most recent calendar quarter-end.


EACH LINE IN THE TABLE SHOWS THE NUMBER OF TRADING DAYS IN WHICH A FUND TRADES WITHIN THE PREMIUM/DISCOUNT RANGE INDICATED. THE NUMBER OF TRADING DAYS IN EACH PREMIUM/DISCOUNT RANGE IS ALSO SHOWN AS A PERCENTAGE OF THE TOTAL NUMBER OF TRADING DAYS IN THE PERIOD COVERED BY EACH TABLE. ALL DATA PRESENTED HERE REPRESENTS PAST PERFORMANCE, WHICH CANNOT BE USED TO PREDICT FUTURE RESULTS.

--------------------------------------------------------------------------------
                                                                           43

FUND                             PREMIUM/DISCOUNT RANGE                    NUMBER OF DAYS   PERCENTAGE OF TOTAL DAYS
================================ ======================================== ================ =========================
iShares MSCI Belgium Index Fund  Greater than 2.0% and Less than 2.5%              3                   0.68%
                                 Greater than 1.5% and Less than 2.0%              1                   0.23%
                                 Greater than 1.0% and Less than 1.5%             13                   2.97%
                                 Greater than 0.5% and Less than 1.0%             75                  17.12%
                                 BETWEEN 0.5% AND -0.5%                          309                  70.54%
                                 Less than -0.5% and Greater than -1.0%           26                   5.94%
                                 Less than -1.0% and Greater than -1.5%            7                   1.60%
                                 Less than -1.5% and Greater than -2.0%            1                   0.23%
                                 Less than -2.0% and Greater than -2.5%            1                   0.23%
                                 Less than -2.5% and Greater than -3.0%            1                   0.23%
                                 Less than -3.0%                                   1                   0.23%
                                                                                 ---                  -----
                                                                                 438                 100.00%
                                                                                 ===                 ======
iShares MSCI EMU Index Fund      Greater than 2.0% and Less than 2.5%              3                   0.68%
                                 Greater than 1.5% and Less than 2.0%              3                   0.68%
                                 Greater than 1.0% and Less than 1.5%             14                   3.20%
                                 Greater than 0.5% and Less than 1.0%             62                  14.16%
                                 BETWEEN 0.5% AND -0.5%                          316                  72.14%
                                 Less than -0.5% and Greater than -1.0%           26                   5.94%
                                 Less than -1.0% and Greater than -1.5%           11                   2.51%
                                 Less than -1.5% and Greater than -2.0%            1                   0.23%
                                 Less than -2.0%                                   2                   0.46%
                                                                                 ---                 ------
                                                                                 438                 100.00%
                                                                                 ===                 ======
iShares MSCI France Index Fund   Greater than 2.5% and Less than 3.0%              1                   0.23%
                                 Greater than 2.0% and Less than 2.5%              2                   0.46%
                                 Greater than 1.5% and Less than 2.0%              2                   0.46%
                                 Greater than 1.0% and Less than 1.5%              9                   2.05%
                                 Greater than 0.5% and Less than 1.0%             32                   7.31%
                                 BETWEEN 0.5% AND -0.5%                          350                   79.9%
                                 Less than -0.5% and Greater than -1.0%           30                   6.85%
                                 Less than -1.0% and Greater than -1.5%           10                   2.28%
                                 Less than -1.5%                                   2                   0.46%
                                                                                 ---                 ------
                                                                                 438                 100.00%
                                                                                 ===                 ======
iShares MSCI Germany Index Fund  Greater than 3.0%                                 1                   0.23%
                                 Greater than 2.5% and Less than 3.0%              1                   0.23%
                                 Greater than 2.0% and Less than 2.5%              2                   0.46%
                                 Greater than 1.5% and Less than 2.0%              2                   0.46%
                                 Greater than 1.0% and Less than 1.5%             13                   2.97%
                                 Greater than 0.5% and Less than 1.0%             44                  10.05%
                                 BETWEEN 0.5% AND -0.5%                          325                  74.19%
                                 Less than -0.5% and Greater than -1.0%           32                   7.31%
                                 Less than -1.0% and Greater than -1.5%           15                   3.42%
                                 Less than -1.5%                                   3                   0.68%
                                                                                 ---                 ------
                                                                                 438                 100.00%
                                                                                 ===                 ======
iShares MSCI Italy Index Fund    Greater than 2.0% and Less than 2.5%              2                   0.46%
                                 Greater than 1.5% and Less than 2.0%              2                   0.46%

--------------------------------------------------------------------------------
     44
[GRAPHIC APPEARS HERE]

FUND                            PREMIUM/DISCOUNT RANGE                    NUMBER OF DAYS   PERCENTAGE OF TOTAL DAYS
=============================== ======================================== ================ =========================
                                Greater than 1.0% and Less than 1.5%             12                   2.74%
                                Greater than 0.5% and Less than 1.0%             38                   8.68%
                                BETWEEN 0.5% AND -0.5%                          341                  77.84%
                                Less than -0.5% and Greater than -1.0%           36                   8.22%
                                Less than -1.0% and Greater than -1.5%            5                   1.14%
                                Less than -1.5% and Greater than -2.0%            1                   0.23%
                                Less than -2.0% and Greater than -2.5%            1                   0.23%
                                                                                ---                  -----
                                                                                438                 100.00%
                                                                                ===                 ======
iShares MSCI Spain Index Fund   Greater than 1.5%                                 3                   0.68%
                                Greater than 1.0% and Less than 1.5%             15                   3.42%
                                Greater than 0.5% and Less than 1.0%             46                  10.50%
                                BETWEEN 0.5% AND -0.5%                          323                  73.76%
                                Less than -0.5% and Greater than -1.0%           39                   8.90%
                                Less than -1.0% and Greater than -1.5%            9                   2.05%
                                Less than -1.5% and Greater than -2.0%            1                   0.23%
                                Less than -2.0% and Greater than -2.5%            1                   0.23%
                                Less than -2.5%                                   1                   0.23%
                                                                                ---                 ------
                                                                                438                 100.00%
                                                                                ===                 ======
iShares MSCI Sweden Index Fund  Greater than 3.0% and Less than 3.5%              1                   0.23%
                                Greater than 2.5% and Less than 3.0%              1                   0.23%
                                Greater than 2.0% and Less than 2.5%              1                   0.23%
                                Greater than 1.5% and Less than 2.0%              4                   0.91%
                                Greater than 1.0% and Less than 1.5%             19                   4.34%
                                Greater than 0.5% and Less than 1.0%             71                  16.21%
                                BETWEEN 0.5% AND -0.5%                          283                   64.6%
                                Less than -0.5% and Greater than -1.0%           32                   7.31%
                                Less than -1.0% and Greater than -1.5%           18                   4.11%
                                Less than -1.5% and Greater than -2.0%            4                   0.91%
                                Less than -2.0% and Greater than -2.5%            2                   0.46%
                                Less than -2.5% and Greater than -3.0%            1                   0.23%
                                Less than -3.0% and Greater than -3.5%            1                   0.23%
                                                                                ---                 ------
                                                                                438                 100.00%
                                                                                ===                 ======
iShares MSCI Switzerland Index  Greater than 2.0% and Less than 2.5%              2                   0.46%
  Fund
                                Greater than 1.5% and Less than 2.0%              2                   0.46%
                                Greater than 1.0% and Less than 1.5%              9                   2.05%
                                Greater than 0.5% and Less than 1.0%             75                  17.12%
                                BETWEEN 0.5% AND -0.5%                          315                  71.92%
                                Less than -0.5% and Greater than -1.0%           28                   6.39%
                                Less than -1.0% and Greater than -1.5%            4                   0.91%
                                Less than -1.5% and Greater than -2.0%            1                   0.23%
                                Less than -2.0% and Greater than -2.5%            2                   0.46%
                                                                                ---                 ------
                                                                                438                 100.00%
                                                                                ===                 ======
iShares MSCI United Kingdom     Greater than 2.5% and Less than 3.0%              1                   0.23%
  Index Fund
                                Greater than 2.0% and Less than 2.5%              2                   0.46%
                                Greater than 1.5% and Less than 2.0%              5                   1.14%
                                Greater than 1.0% and Less than 1.5%             32                   7.31%

--------------------------------------------------------------------------------
                                                                           45

FUND  PREMIUM/DISCOUNT RANGE                    NUMBER OF DAYS   PERCENTAGE OF TOTAL DAYS
===== ======================================== ================ =========================
      Greater than 0.5% and Less than 1.0%            132                  30.14%
      BETWEEN 0.5% AND -0.5%                          234                  53.41%
      Less than -0.5% and Greater than -1.0%           23                   5.25%
      Less than -1.0% and Greater than -1.5%            7                   1.60%
      Less than -1.5% and Greater than -2.0%            1                   0.23%
      Less than -2.0%                                   1                   0.23%
                                                      ---                  -----
                                                      438                 100.00%
                                                      ===                 ======

II. Total Return Information
The tables that follow present information about the total return of each Fund's Underlying Index and the total return of each Fund. The information presented for each Fund is as of its fiscal year ended August 31, 2007.


"Average Annual Total Returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative Total Returns" represent the total change in value of an investment over the periods indicated.


Each Fund's per share NAV is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund and the market return is based on the market price per share of each Fund. The price used to calculate Market Price is determined by using the midpoint between the highest bid and the lowest offer on the national securities exchange on which the shares of each Fund are listed for trading, as of the time that each Funds' NAV is calculated. Since shares of each Fund did not trade in the secondary market until several days after each Fund's inception, for the period from inception to the first day of secondary market trading in shares of each Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.


An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the Underlying Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund's past performance is no guarantee of future results.

--------------------------------------------------------------------------------
     46
[GRAPHIC APPEARS HERE]

                          ISHARES MSCI BELGIUM INDEX FUND



                                        AVERAGE ANNUAL TOTAL RETURNS
=============================================================================================================
               YEAR ENDED 8/31/07                   FIVE YEARS ENDED 8/31/07      TEN YEARS ENDED 8/31/07
================================================  ============================  ===========================
             NAV               MARKET     INDEX      NAV     MARKET     INDEX      NAV     MARKET    INDEX
============================  ========  ========  ========  ========  ========  ========  ========  =======
  15.36%                      14.81%    14.97%    23.90%    24.03%    23.17%    10.70%    10.73%    10.80%


                                           CUMULATIVE TOTAL RETURNS
===============================================================================================================
             YEAR ENDED 8/31/07                  FIVE YEARS ENDED 8/31/07         TEN YEARS ENDED 8/31/07
============================================  ===============================  ==============================
           NAV             MARKET     INDEX      NAV       MARKET     INDEX       NAV       MARKET     INDEX
========================  ========  ========  =========  =========  =========  =========  =========  ========
     15.36%               14.81%    14.97%    191.98%    193.53%    183.53%    176.33%    177.16%    178.91%

                          ISHARES MSCI EMU INDEX FUND



                                       AVERAGE ANNUAL TOTAL RETURNS
===========================================================================================================
               YEAR ENDED 8/31/07                   FIVE YEARS ENDED 8/31/07      INCEPTION TO 8/31/07*
================================================  ============================  =========================
             NAV               MARKET     INDEX      NAV     MARKET     INDEX     NAV     MARKET    INDEX
============================  ========  ========  ========  ========  ========  =======  ========  ======
  26.10%                      25.79%    26.12%    21.80%    21.90%    22.16%    6.32%     6.32%    6.63%


                                          CUMULATIVE TOTAL RETURNS
============================================================================================================
             YEAR ENDED 8/31/07                  FIVE YEARS ENDED 8/31/07         INCEPTION TO 8/31/07*
============================================  ===============================  ===========================
           NAV             MARKET     INDEX      NAV       MARKET     INDEX       NAV     MARKET    INDEX
========================  ========  ========  =========  =========  =========  ========  ========  =======
  26.10%                  25.79%    26.12%    168.08%    169.15%    172.01%    54.57%    54.57%    57.77%

--------
*Total returns for the period since inception are calculated from the inception date of the Fund (7/25/00). The first day of secondary market trading in shares of the Fund was 7/31/00.


                         ISHARES MSCI FRANCE INDEX FUND



                                        AVERAGE ANNUAL TOTAL RETURNS
=============================================================================================================
               YEAR ENDED 8/31/07                   FIVE YEARS ENDED 8/31/07      TEN YEARS ENDED 8/31/07
================================================  ============================  ===========================
             NAV               MARKET     INDEX      NAV     MARKET     INDEX      NAV     MARKET    INDEX
============================  ========  ========  ========  ========  ========  ========  ========  =======
  18.83%                      18.59%    19.20%    20.22%    20.34%    20.55%    11.53%    11.57%    11.87%


                                           CUMULATIVE TOTAL RETURNS
===============================================================================================================
             YEAR ENDED 8/31/07                  FIVE YEARS ENDED 8/31/07         TEN YEARS ENDED 8/31/07
============================================  ===============================  ==============================
           NAV             MARKET     INDEX      NAV       MARKET     INDEX       NAV       MARKET     INDEX
========================  ========  ========  =========  =========  =========  =========  =========  ========
     18.83%               18.59%    19.20%    151.08%    152.37%    154.55%    197.84%    198.76%    207.06%

                        ISHARES MSCI GERMANY INDEX FUND



                                       AVERAGE ANNUAL TOTAL RETURNS
===========================================================================================================
               YEAR ENDED 8/31/07                   FIVE YEARS ENDED 8/31/07     TEN YEARS ENDED 8/31/07
================================================  ============================  =========================
             NAV               MARKET     INDEX      NAV     MARKET     INDEX     NAV     MARKET    INDEX
============================  ========  ========  ========  ========  ========  =======  ========  ======
  38.47%                      38.40%    39.03%    23.13%    23.20%    23.43%    9.44%     9.49%    9.73%


                                           CUMULATIVE TOTAL RETURNS
===============================================================================================================
             YEAR ENDED 8/31/07                  FIVE YEARS ENDED 8/31/07         TEN YEARS ENDED 8/31/07
============================================  ===============================  ==============================
           NAV             MARKET     INDEX      NAV       MARKET     INDEX       NAV       MARKET     INDEX
========================  ========  ========  =========  =========  =========  =========  =========  ========
     38.47%               38.40%    39.03%    182.99%    183.80%    186.53%    146.49%    147.59%    153.02%

--------------------------------------------------------------------------------
                                                                           47

                           ISHARES MSCI ITALY INDEX FUND



                                        AVERAGE ANNUAL TOTAL RETURNS
=============================================================================================================
               YEAR ENDED 8/31/07                   FIVE YEARS ENDED 8/31/07      TEN YEARS ENDED 8/31/07
================================================  ============================  ===========================
             NAV               MARKET     INDEX      NAV     MARKET     INDEX      NAV     MARKET    INDEX
============================  ========  ========  ========  ========  ========  ========  ========  =======
  13.20%                      13.04%    13.68%    20.29%    20.38%    20.27%    11.88%    12.02%    11.76%


                                           CUMULATIVE TOTAL RETURNS
===============================================================================================================
             YEAR ENDED 8/31/07                  FIVE YEARS ENDED 8/31/07         TEN YEARS ENDED 8/31/07
============================================  ===============================  ==============================
           NAV             MARKET     INDEX      NAV       MARKET     INDEX       NAV       MARKET     INDEX
========================  ========  ========  =========  =========  =========  =========  =========  ========
     13.20%               13.04%    13.68%    151.86%    152.85%    151.62%    207.21%    211.16%    203.98%

                         ISHARES MSCI SPAIN INDEX FUND



                                        AVERAGE ANNUAL TOTAL RETURNS
=============================================================================================================
               YEAR ENDED 8/31/07                   FIVE YEARS ENDED 8/31/07      TEN YEARS ENDED 8/31/07
================================================  ============================  ===========================
             NAV               MARKET     INDEX      NAV     MARKET     INDEX      NAV     MARKET    INDEX
============================  ========  ========  ========  ========  ========  ========  ========  =======
  30.47%                      30.36%    30.93%    28.07%    28.20%    28.49%    14.29%    14.30%    14.42%


                                           CUMULATIVE TOTAL RETURNS
===============================================================================================================
             YEAR ENDED 8/31/07                  FIVE YEARS ENDED 8/31/07         TEN YEARS ENDED 8/31/07
============================================  ===============================  ==============================
           NAV             MARKET     INDEX      NAV       MARKET     INDEX       NAV       MARKET     INDEX
========================  ========  ========  =========  =========  =========  =========  =========  ========
     30.47%               30.36%    30.93%    244.53%    246.24%    250.19%    280.15%    280.58%    284.72%

                         ISHARES MSCI SWEDEN INDEX FUND



                                        AVERAGE ANNUAL TOTAL RETURNS
=============================================================================================================
               YEAR ENDED 8/31/07                   FIVE YEARS ENDED 8/31/07      TEN YEARS ENDED 8/31/07
================================================  ============================  ===========================
             NAV               MARKET     INDEX      NAV     MARKET     INDEX      NAV     MARKET    INDEX
============================  ========  ========  ========  ========  ========  ========  ========  =======
  35.01%                      35.43%    35.29%    30.15%    30.18%    30.38%    10.80%    10.81%    12.01%


                                           CUMULATIVE TOTAL RETURNS
===============================================================================================================
             YEAR ENDED 8/31/07                  FIVE YEARS ENDED 8/31/07         TEN YEARS ENDED 8/31/07
============================================  ===============================  ==============================
           NAV             MARKET     INDEX      NAV       MARKET     INDEX       NAV       MARKET     INDEX
========================  ========  ========  =========  =========  =========  =========  =========  ========
     35.01%               35.43%    35.29%    273.48%    273.82%    276.73%    178.84%    179.06%    210.79%

                      ISHARES MSCI SWITZERLAND INDEX FUND



                                       AVERAGE ANNUAL TOTAL RETURNS
===========================================================================================================
               YEAR ENDED 8/31/07                   FIVE YEARS ENDED 8/31/07     TEN YEARS ENDED 8/31/07
================================================  ============================  =========================
             NAV               MARKET     INDEX      NAV     MARKET     INDEX     NAV     MARKET    INDEX
============================  ========  ========  ========  ========  ========  =======  ========  ======
  15.53%                      14.83%    13.16%    17.94%    17.89%    17.91%    7.96%     7.90%    9.17%


                                           CUMULATIVE TOTAL RETURNS
===============================================================================================================
             YEAR ENDED 8/31/07                  FIVE YEARS ENDED 8/31/07         TEN YEARS ENDED 8/31/07
============================================  ===============================  ==============================
           NAV             MARKET     INDEX      NAV       MARKET     INDEX       NAV       MARKET     INDEX
========================  ========  ========  =========  =========  =========  =========  =========  ========
     15.53%               14.83%    13.16%    128.18%    127.71%    127.91%    115.07%    113.90%    140.49%

--------------------------------------------------------------------------------
     48
[GRAPHIC APPEARS HERE]

                      ISHARES MSCI UNITED KINGDOM INDEX FUND



                                       AVERAGE ANNUAL TOTAL RETURNS
===========================================================================================================
               YEAR ENDED 8/31/07                   FIVE YEARS ENDED 8/31/07     TEN YEARS ENDED 8/31/07
================================================  ============================  =========================
             NAV               MARKET     INDEX      NAV     MARKET     INDEX     NAV     MARKET    INDEX
============================  ========  ========  ========  ========  ========  =======  ========  ======
  16.77%                      15.89%    17.56%    17.35%    17.24%    18.24%    7.48%     7.49%    8.15%


                                           CUMULATIVE TOTAL RETURNS
===============================================================================================================
             YEAR ENDED 8/31/07                  FIVE YEARS ENDED 8/31/07         TEN YEARS ENDED 8/31/07
============================================  ===============================  ==============================
           NAV             MARKET     INDEX      NAV       MARKET     INDEX       NAV       MARKET     INDEX
========================  ========  ========  =========  =========  =========  =========  =========  ========
     16.77%               15.89%    17.56%    122.53%    121.52%    131.12%    105.81%    105.93%    118.93%


--------------------------------------------------------------------------------
                                                                           49

Copies of the Prospectus, SAI and recent shareholder reports can be found on our website at www.iShares.com. For more information about the Funds, you may request a copy of the SAI. The SAI provides detailed information about the Funds and is incorporated by reference into this Prospectus. This means that the SAI, for legal purposes, is a part of this Prospectus.

Additional information about each Fund's investments are available in the Fund's Annual or Semi Annual reports to shareholders. In each Fund's Annual Report, you will find a discussion of the market conditions and investments strategies that significantly affected each Fund's performance during the last fiscal year.

If you have any questions about the Company or shares of the Funds or you wish to obtain the SAI, Semi-Annual or Annual report free of charge, please:


     Call:         1-800-iShares
     (toll free)   1-800-474-2737
                   Monday through Friday
                   8:30 a.m. to 6:30 p.m. (Eastern Time)

     E-mail:       iSharesETFs@barclaysglobal.com

     Write:        c/o SEI Investments Distribution Co.
                   One Freedom Valley Drive
                   Oaks, PA 19456

Information about the Funds (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC's website at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

NO PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS ABOUT ANY FUND AND ITS SHARES NOT CONTAINED IN THIS PROSPECTUS AND YOU SHOULD NOT RELY ON ANY OTHER INFORMATION. READ AND KEEP THE PROSPECTUS FOR FUTURE REFERENCE.

                   Investment Company Act File No.: 811-09729

                     For more information visit our website
                     or call 1-800-iShares (1-800-474-2737)
                                WWW.ISHARES.COM

BGI-F-055-02008
[GRAPHIC APPEARS HERE]




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